As filed with the Securities and Exchange Commission on November 27, 1998.
                    Registration Nos. 033-54642 and 811-07342



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A




             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 59



                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 60



                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                 Christopher Kelley, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                           Copy to:         John E. Baumgardner, Jr., Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately  upon filing  pursuant to paragraph (b)
[X] on November 27, 1998 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Tax Exempt Money Market Portfolio has also executed this registration statement.

                         J.P. MORGAN INSTITUTIONAL FUNDS
             (J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET and
                     SERVICE TAX EXEMPT MONEY MARKET FUNDS)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS: Introduction; Investor Expenses.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.

4.       GENERAL   DESCRIPTION  OF  REGISTRANT:   Goal;   Investment   Approach;
         Risk/Return Summary; Model Allocation; Master/Feeder Structure; Risk and Reward Elements.

     5. MANAGEMENT OF THE FUND: Cover Page; J.P. Morgan; Portfolio Management; Management and Administration.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Performance.

6. CAPITAL STOCK AND OTHER SECURITIES: Investing Directly; Account and Transaction Policies; Dividends and Distributions; Tax Considerations; Master/Feeder Structure.

7. PURCHASE OF SECURITIES BEING OFFERED: Introduction; Investing Directly; Opening your Account; Adding to your Account; Account and Transaction Policies.

     8. REDEMPTION OR REPURCHASE: Selling Shares; Account and Transaction Policies.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13.      INVESTMENT  OBJECTIVE AND POLICIES:  Investment Objective and Policies;
         Additional   Investments;    Investment   Restrictions;   Quality   and
         Diversification Requirements; Appendix A.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.

     15. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of Shares.

     16. INVESTMENT ADVISORY AND OTHER SERVICES: Investment Advisor; Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Eligible Institutions; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

     18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Financial Statements.


FINANCIAL STATEMENTS: Financial Statements.

     PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.

                                EXPLANATORY NOTE


         This post-effective amendment No. 59 to the Registrant's registration statement on Form N-1A (File No. 033-54642) the "Registration Statement") is being filed to update the Registrant's disclosure in the Prospectus and Statement of Additional Information relating to the Registrant's J.P. Morgan Institutional Tax Exempt Money Market Fund and J.P. Morgan Institutional Service Tax Exempt Money Market Fund, each a separate series of shares of the Registrant (the "fund") for the purpose of updating financial information for the fiscal year ended August 31, 1998.

NOVEMBER 30, 1998


PROSPECTUS

J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS

Prime Money Market Fund

Treasury Money Market Fund

Federal Money Market Fund

Tax Exempt Money Market Fund

---------------------------------------
Seeking to provide high current income
consistent with the preservation of
capital and same-day liquidity

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Each fund seeks to maintain a stable $1 share price, without guaranteeing that it will always be able to do so

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                       JPMorgan

CONTENTS
-------------------------------------------------------------------------------

2
Principles and techniques common
to the funds in this prospectus

MONEY MARKET MANAGEMENT APPROACH

Money market investment process .............................   2
The spectrum of money market funds ..........................   3
Money market funds and stability ............................   3

4
Each fund's goal, investment approach, risks, expenses, performance, and financial highlights

J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS

J.P. Morgan Institutional Prime Money Market Fund ...........   4
J.P. Morgan Institutional Treasury Money Market Fund ........   6
J.P. Morgan Institutional Federal Money Market Fund .........   8
J.P. Morgan Institutional Tax Exempt Money Market Fund ......  10


12
Investing in the J.P. Morgan Institutional Money Market Funds

YOUR INVESTMENT

Investing through a financial professional ..................  12
Investing through an employer-sponsored retirement plan......  12
Investing through an IRA or rollover IRA ....................  12
Investing directly ..........................................  12
Opening your account ........................................  12
Adding to your account ......................................  12
Selling shares ..............................................  13
Account and transaction policies ............................  13
Dividends and distributions .................................  14
Tax considerations ..........................................  14

15
More about the funds'
business operations

FUND DETAILS

Master/feeder structure  ....................................  15
Management and administration ...............................  15


FOR MORE INFORMATION  ..............................   back cover

INTRODUCTION
-------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

WHO MAY WANT TO INVEST

The funds are designed for investors who

o want an investment that strives to preserve capital

o want regular income from a high quality portfolio

o want a highly liquid investment

o are looking for an interim investment

o are pursuing a short-term goal

o are seeking income that is generally exempt from state and local income taxes (in the case of Federal Money Market Fund) or exempt from federal income tax (in the case of Tax Exempt Money Market Fund)


The funds are not designed for investors who:

o are investing for long-term growth

o are investing for high income

o require the added security of the FDIC insurance

o in the case of Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan

J.P. Morgan

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $275 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

---------------------------------------------
Before you invest
Investors considering these funds should understand that:

o There is no assurance that these funds will meet their investment goals

o Future returns will not necessarily resemble past performance

o These funds do not represent complete investment programs

MONEY MARKET MANAGEMENT APPROACH
-------------------------------------------------------------------------------

The J.P. Morgan Institutional money market funds invest exclusively in high-quality short-term debt obligations.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows each fund to focus on providing current income without compromising share price stability

MONEY MARKET INVESTMENT PROCESS

In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

[GRAPHIC]

J.P. Morgan uses a disciplined process to control each fund's sensitivity to interest rates

Maturity determination Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired weighted average maturity for each fund within the permissible 90-day range. Controlling weighted average maturity allows the funds to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

[GRAPHIC]

The funds invest across different sectors for diversification and to take advantage of yield spreads

Sector allocation Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust each fund's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

[GRAPHIC]

Each fund selects its securities as described later in this prospectus

Security selection Based on the results of the firm's credit research and each fund's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to each fund's goal and strategy.

2 MONEY MARKET MANAGEMENT APPROACH

-------------------------------------------------------------------------------

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the following pages.

Money Market Funds
and Stability

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.


Primary investments
-------------------------------------------------------------------------------

                      Prime          Treasury        Federal      Tax Exempt
                      Money          Money           Money        Money
                      Market         Market          Market       Market
-------------------------------------------------------------------------------
U.S.
Treasuries*            o                 o              o
-------------------------------------------------------------------------------
U.S.
Government
Agency
instruments            o                                o
-------------------------------------------------------------------------------
Domestic
& foreign
bank
obligations            o
-------------------------------------------------------------------------------
Domestic
& foreign
short-term
corporate
obligations            o
-------------------------------------------------------------------------------
Foreign
governments            o
-------------------------------------------------------------------------------
Illiquid
holdings               o
-------------------------------------------------------------------------------
Repurchase
agreements             o                 o
-------------------------------------------------------------------------------
Tax-exempt
municipal
obligations**                                                         o


*  Income is generally exempt from state and local income taxes
** Income is generally exempt from federal income taxes

                                              MONEY MARKETMANAGEMENT APPROACH 3

J.P. MORGAN INSTITUTIONAL PRIME
MONEY MARKET FUND                                          TICKER SYMBOL: JPIXX
-------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                            (J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND)

GOAL

[GRAPHIC]

The fund's goal is to maximize current income consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

INVESTMENT APPROACH

[GRAPHIC]

The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

POTENTIAL RISKS AND REWARDS

[GRAPHIC]

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desires. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

Annual fund operating expenses(1) (%)

Management fee                  0.12
Marketing (12b-1) fees          None
Other expenses(2)
(after reimbursement)           0.08
------------------------------------
Total operating expenses(2)
(after reimbursement)           0.20
------------------------------------

Expense example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
-------------------------------------------------------------------------------
                      1 yr.        3 yrs.          5 yrs.          10 yrs.
Your cost($)            2           6                11              26
-------------------------------------------------------------------------------

4 J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND

-------------------------------------------------------------------------------

PERFORMANCE (unaudited)


Average annual total return (%) Shows performance over time, for periods ended December 31, 1997
-------------------------------------------------------------------------------
                                                    1 yr.  5 yrs.(3)  10 yrs.(3)
J.P. Morgan Institutional Prime Money Market Fund
  (after expenses)                                  5.60     4.80       5.81
-------------------------------------------------------------------------------
IBC's First Tier Money Fund Average(4)
  (after expenses)                                  5.04     4.36       5.45
-------------------------------------------------------------------------------

Year-by-year total return (%)Shows changes in returns by calendar year
-------------------------------------------------------------------------------
     1988     1989   1990   1991   1992   1993   1994    1995    1996     1997


12%
9%
6%
3%
0%
    7.38      9.13   8.04   6.07   3.67   2.87   4.15    5.98    5.41     5.60
    7.08      8.87   7.82   5.71   3.37   2.70   2.75    5.48    4.85     5.04


o  J.P. Morgan Institutional Prime Money Market Fund
[] IBC's First Tier Money Fund Average(4)

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Per-share data      For fiscal periods ended
------------------------------------------------------------------------------------------------------------------------------------
                                                    11/30/93    11/30/94    11/30/95     11/30/96     11/30/97    5/31/98
                                                                                                                (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)               1.00        1.00         1.00        1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                           0.0120      0.0385       0.0577      0.0529       0.0543      0.0277
 Net realized and unrealized gain (loss)
 on investment ($)                                  (0.0000)(5) (0.0000)(5)   0.0003      0.0001      (0.0000)(5)
(0.0000)(5)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                 0.0120      0.0385       0.0580      0.0530       0.0543      0.0277
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                          (0.0120)    (0.0385)     (0.0577)    (0.0529)     (0.0543)    (0.0277)
 Net realized gain ($)                              (0.0000)(5)    --        --          (0.0003)     (0.0003)
(0.0000)(5)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                             (0.0120)    (0.0385)     (0.0577)    (0.0532)     (0.0546)    (0.0277)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                     1.00        1.00         1.00        1.00         1.00        1.00
------------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                       1.21(6)     3.92         5.93        5.46         5.59        2.81(6)
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)              27,188      584,867     999,746   1,220,401    1,387,792   3,297,557
------------------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                           0.30(7)     0.21         0.20        0.20         0.20        0.20(7)
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                              2.88(7)     4.42         5.77        5.28         5.42        5.56(7)
------------------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                           1.10(7)     0.31         0.15        0.11         0.09        0.07(7)
------------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been, except as noted, audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.20%.


(2) Without reimbursement, other expenses and total operating expenses would have been 0.22% and 0.34%, respectively. There is no guarantee that reimbursement will continue beyond 3/31/99. These amounts have been restated and assume that the current fee arrangements had been in effect during the entire fiscal year.


(3) The fund commenced operations on 7/12/93. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Prime Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 7/12/93.This data is based on historical earnings and is not intended to indicate future performance.

(4) Consists of the IBC/Donoghue Taxable Money Market Fund Average from inception through November 30, 1995 and IBC's First Tier Money Fund Average thereafter.

(5) Less than $0.0001.

(6) Not annualized.

(7) Annualized.

                            J.P. MORGAN INSTITUTIONAL PRIME MONEY MARKET FUND 5

J.P. MORGAN INSTITUTIONAL TREASURY
MONEY MARKET Fund                                         TICKER SYMBOL: JTMXX
-------------------------------------------------------------------------------
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                          (J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND)
GOAL

[GRAPHIC]

The fund's goal is to provide high current income consistent with the preservation of capital and same-day liquidity. This goal can be changed only with shareholder approval.

INVESTMENT APPROACH

[GRAPHIC]

The fund purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

POTENTIAL RISKS AND REWARDS

[GRAPHIC]

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the fund may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case, government guarantees do not extend to shares of the fund itself.

The portion of the fund's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in October of 1996 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

Annual fund operating expenses(1) (%)

Management fee
(after expense reimbursement)   0.20
Marketing (12b-1) fees          None
Other expenses(2)
(after reimbursement)           None
------------------------------------
Total operating expenses(2)
(after reimbursement)           0.20
------------------------------------

Expense example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
-------------------------------------------------------------------------------
                                                 1 yr.              3 yrs.
Your cost($)                                       2                  6
-------------------------------------------------------------------------------

6 J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND

-------------------------------------------------------------------------------

PERFORMANCE (unaudited)

Average annual total return (%) Shows performance over time, for period ended December 31, 1997
-------------------------------------------------------------------------------
                                                          Since inception(3)
J.P. Morgan Institutional Treasury Money Market Fun
   (after expenses)                                             2.35
-------------------------------------------------------------------------------
IBC's U.S. Treasury & Repo Money Fund Average                   2.00
-------------------------------------------------------------------------------

Total returns (%)Shows changes in returns for period ended December 31, 1997
-------------------------------------------------------------------------------
                                                          Since inception
6%
3%
0%
                                                               2.35
                                                               2.00
-------------------------------------------------------------------------------

o  J.P. Morgan Institutional Treasury Money Market Fund
[] IBC's U.S. Treasury & Repo Money Fund Average
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


Per-share data             For fiscal periods ended
-------------------------------------------------------------------------------
                                                  10/31/97       4/30/98
                                                               (unaudited)
Net asset value, beginning of period ($)              1.00          1.00
-------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                           0.176        0.0271
 Net realized gain
 on investment ($)                                 (0.0000)(4)   (0.0000)(4)
-------------------------------------------------------------------------------
Total from investment operations ($)                0.0176        0.0271
-------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                         (0.0176)      (0.0271)
 Net realized gain ($)                             (0.0000)(4)   (0.0000)(4)
-------------------------------------------------------------------------------
Total distributions ($)                            (0.0176)      (0.0271)
-------------------------------------------------------------------------------
Net asset value, end of period ($)                    1.00          1.00
-------------------------------------------------------------------------------
Total return (%)                                      1.77(5)       2.74(5)
-------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------
Net assets, end of period ($ thousands)             80,924       199,251
-------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                          0.04(6)       0.09(6)
-------------------------------------------------------------------------------
Net investment income (%)                             5.53(6)       5.45(6)
-------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                          1.06(6)       0.33(6)
-------------------------------------------------------------------------------

The Financial Highlights above have been, except as noted, audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.20%.


(2) Without reimbursement, other expenses and total operating expenses are estimated to be 0.08% and 0.28%, respectively, for the current fiscal year. There is no guarantee that this reimbursement will continue beyond 2/28/99.


(3) The fund commenced operations on 7/8/97; performance is calculated as of 7/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) Less than $0.0001.

(5) Not annualized.

(6) Annualized.

                         J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND 7

-------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND       TICKER SYMBOL: JPTXX
-------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                          (J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND)

GOAL

[GRAPHIC]

The fund's goal is to provide high current income consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

INVESTMENT APPROACH

[GRAPHIC]

The fund purchases securities that offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

POTENTIAL RISKS AND REWARDS

[GRAPHIC]

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of taxable money market funds when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in October of 1996 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

Annual fund operating expenses1 (%)


Management fee                  0.20
Marketing (12b-1) fees          None
Other expenses(2)
(after reimbursement)           None
------------------------------------
Total operating expenses(2)
(after reimbursement)           0.20
------------------------------------


Expense example


The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
-------------------------------------------------------------------------------
                                       1 yr.     3 yrs.     5 yrs.     10 yrs.
Your cost($)                             2         6          11         26
-------------------------------------------------------------------------------


8 J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND

-------------------------------------------------------------------------------

PERFORMANCE (unaudited)

Average annual total return (%)Shows performance over time, for periods ended December 31, 1997
-------------------------------------------------------------------------------
                                            1 yr.      3 yrs.   Since inception
J.P. Morgan Institutional Federal
  Money Market Fund(3) (after expenses)     5.40       5.47         4.65
-------------------------------------------------------------------------------
IBC's U.S. Government & Agency Money Market
  Fund Average(4) (after expenses)          4.83       4.89         4.18
-------------------------------------------------------------------------------

Year-by-year total return (%) Shows changes in returns by calendar year
-------------------------------------------------------------------------------
                                 1994         1995        1996         1997
6%
3%
0%
                                 5.98         5.79        5.22         5.40
                                 3.55         5.19        4.67         4.83
-------------------------------------------------------------------------------
o   J.P. Morgan Institutional Federal Money Market Fund(3)
[ ] IBC's U.S. Government & Agency Money Market Fund Average(4)

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


Per-share data        For fiscal periods ended
---------------------------------------------------------------------------------------------------------------------------
                                                     10/31/93    10/31/94     10/31/95    10/31/96     10/31/97   4/30/98
                                                                                                               (unaudited)
Net asset value, beginning of period ($)               1.00        1.00         1.00        1.00         1.00        1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                           0.0220      0.0354       0.0555      0.0508       0.0521      0.0267
 Net realized gain (loss)
 on investment ($)                                   0.0000(5)  (0.0000)(5)   0.0003      0.0006       0.0001      0.0000(5)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                 0.0220      0.0354       0.0558      0.0514       0.0522      0.0267
---------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                          (0.0220)    (0.0354)     (0.0555)    (0.0508)     (0.0521)    (0.0267)
 Net realized gain ($)                                 --       (0.0001)        --       (0.0003)     (0.0007)    --
---------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                             (0.0220)    (0.0355)     (0.0555)    (0.0511)     (0.0528)    (0.0267)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                     1.00        1.00         1.00        1.00         1.00        1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (%)                                       2.23(6)     3.61         5.69        5.23         5.41        2.70(6)
---------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)              25,477      80,146      145,108     109,050      137,306     643,697
---------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                           0.27(7)     0.20         0.20        0.20         0.20        0.20(7)
---------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                              2.81(7)     3.81         5.56        5.09         5.19        5.36(7)
---------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                           0.76(7)     0.47         0.31        0.26         0.26        0.17(7)
---------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been, except as noted, audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.20%.


(2) Without reimbursement, other expenses and total operating expenses would have been 0.31% and 0.51%, respectively. There is no guarantee that this reimbursement will continue beyond 2/28/99. These amounts have been restated and assume that the current fee arrangements had been in effect during the entire fiscal year.


(3) The fund commenced operations on 1/4/93. Returns reflect performance of the fund from 1/31/93 through 12/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) Consists of the IBC/Donoghue U.S. Treasury & Repo Money Market Fund Average through 12/31/95 and IBC's U.S. Government & Agency Money Market Fund Average thereafter.

(5) Less than $0.0001.

(6) Not annualized.

(7) Annualized.


                          J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND 9

-------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL TAX EXEMPT
MONEY MARKET FUND                                      TICKER SYMBOL: JPEXX
-------------------------------------------------------------------------------
                                    REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                       (J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND)

GOAL

[GRAPHIC]

The fund's goal is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

INVESTMENT APPROACH

[GRAPHIC]

The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain municipal or other obligations whose income is subject to tax, including the alternative minimum tax. Although the fund is permitted to hold these other obligations or cash, it aims to be fully invested in municipal obligations. In order to maintain liquidity, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

[GRAPHIC]

POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

The fund's income is generally exempt from federal income taxes. A small portion may be exempt from state or local income taxes.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Daniel B. Mulvey, vice president, who has been on the team since August of 1995 and has been at J.P. Morgan since 1991, and by Richard W. Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

-------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations. Footnotes for this section are shown on next page.

Annual fund operating expenses(1) (%)

Management fee                  0.16
Marketing (12b-1) fees          None
Other expenses(2)
(after reimbursement)           0.06
------------------------------------
Total operating expenses(2)
(after reimbursement)           0.22
------------------------------------

Expense example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
-------------------------------------------------------------------------------
                                    1 yr.     3 yrs.    5 yrs.   10 yrs.
Your cost($)                         2          7         12       28
-------------------------------------------------------------------------------

10 J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

-------------------------------------------------------------------------------

PERFORMANCE (unaudited)

Average annual total return (%) Shows performance over time, for periods ended December 31, 1997
-------------------------------------------------------------------------------
                                             1 yr.     5 yrs.(3)     10 yrs.(3)
J.P. Morgan Institutional Tax Exempt
  Money Market Fund (after expenses)         3.46       3.03           3.85
-------------------------------------------------------------------------------
IBC's Tax Exempt Money Fund Average(4)
  (after expenses)                           3.09       2.72           3.65
-------------------------------------------------------------------------------

Year-by-year total return (%) Shows changes in returns by calendar year
        1988    1989    1990    1991    1992    1993   1994   1995   1996  1997
9%
6%
3%
0%
        4.93    6.11    5.56    4.16    2.71    2.10   2.00   3.68   3.24  3.46
        4.80    5.91    5.49    4.17    2.56    1.93   2.34   3.34   2.90  3.09
-------------------------------------------------------------------------------

o   J.P. Morgan Institutional Tax Exempt Money Market Fund(3)
[ ] IBC's Tax Exempt Money Fund Average(4)

-----------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Per-share data        For fiscal periods ended August 31
-----------------------------------------------------------------------------------------------------------------------------
                                                    1993        1994         1995        1996         1997        1998

Net asset value, beginning of period ($)             1.00        1.00         1.00        1.00         1.00        1.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income ($)                         0.0040      0.0228       0.0352      0.0331       0.0330      0.0339
 Net realized loss on investment ($)              (0.0000)(5) (0.0000)(5)  (0.0002)    (0.0000)(5)  (0.0000)(5) (0.0000)(5)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)               0.0040      0.0228       0.0350      0.0331       0.0330      0.0339
-----------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
 Net investment income ($)                        (0.0040)    (0.0228)     (0.0352)    (0.0331)     (0.0330)    (0.0339)
 Net realized gain ($)                                --      (0.0000)(5)     --          --           --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                           (0.0040)    (0.0228)     (0.0352)    (0.0331)     (0.0330)    (0.0339)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                   1.00        1.00         1.00        1.00         1.00        1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return (%)                                    0.406        2.30         3.57        3.36         3.35        3.45
-----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)            35,004      46,083      100,142     163,569      290,943     594,291
-----------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                         0.35(7)     0.35         0.35        0.35         0.29        0.22
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (%)                            2.25(7)     2.34         3.49        3.28         3.29        3.37
-----------------------------------------------------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement/waiver (%)                  1.08(7)     0.65         0.15        0.07         0.10        0.13
-----------------------------------------------------------------------------------------------------------------------------


The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 15. The fees and expenses in the table are expressed as a percentage of the fund's average net assets. Total operating expenses may vary but in any event will not exceed 0.35% of the fund's average daily net assets.

(2) Morgan has agreed to waive and/or reimburse all fund expenses (except for those allocated to the fund by the master portfolio, and extraordinary expenses). Without such waiver and reimbursement, other expenses and total operating expenses would have been 0.24% and 0.40%, respectively. These amounts have been restated and assume that the current fee arrangements had been in effect during the entire fiscal year. This reimbursment arrangement can be changed or terminated at any time at the option of J.P. Morgan.


(3) The fund commenced operations on 7/12/93. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Tax Exempt Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 7/12/93. This data is based on historical earnings and is not intended to indicate future performance.

(4) IBC's Tax Exempt Money Fund Average is an average of all major tax free money market fund returns.

(5) Less than $0.0001.

(6) Not annualized.

(7) Annualized.

                      J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND 11

YOUR INVESTMENT
-------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in a fund is $10,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York
  Routing number: 021-000-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

 By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

12 YOUR INVESTMENT

SELLING SHARES

  By phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days are the same as those of the New York Stock Exchange. The Federal and Tax Exempt Money Market Funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. eastern time. The Treasury Money Market Fund calculates its NAV every business day at 4:30 p.m. eastern time. The Prime Money Market Fund calculates its NAV every business day at 5:00 p.m. eastern time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below:

Fund                                                   Cut-off Time
Prime Money Market                                     5:00 p.m.
Treasury Money Market                                  4:30 p.m.
Federal Money Market                                   2:00 p.m.
Tax Exempt Money Market                                12:00 noon

For the purchase to be effective and dividends to be earned on the same day, immediately available funds must be
-------------------------------------------------------------------------------
   Shareholder Services Agent
   J.P. Morgan Funds Services
   522 Fifth Avenue
   New York, NY 10036
   1-800-766-7722

   Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                             YOUR INVESTMENT 13
received by 4:00 p.m. for Federal and Tax Exempt Money Market Funds, by 4:30 p.m. for Treasury Money Market Fund and by 5:00 p.m. for Prime Money Market Fund eastern time on a fund business day. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds, normally on the same day, according to instructions on file.


When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.


Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:
-------------------------------------------------------------------------------
Transaction                                       Tax status

Income dividends from Prime                       Ordinary income
Money Market, Treasury Money
Market and Federal Money
Market Funds

Income dividends from Tax                         Exempt from federal
Exempt Money Market Fund                          income taxes
Short-term capital gains                          Ordinary income
distributions
-------------------------------------------------------------------------------

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

14 YOUR INVESTMENT

FUND DETAILS
-------------------------------------------------------------------------------

Master/Feeder Structure

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:
-------------------------------------------------------------------------------
Advisory services                   0.20% of the first $1 billion of
                                    each master portfolio's average
                                    net assets plus 0.10% over
                                    $1 billion

Administrative services             Master portfolio's and fund's pro-
(fee shared with Funds              rata portions of 0.09% of the
Distributor, Inc.)                  first $7 billion in J.P. Morgan-
                                    advised portfolios, plus 0.04%
                                    over $7 billion

Shareholder services                0.10% of each fund's average
                                    net assets
-------------------------------------------------------------------------------


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the fund will decline.

                                                                FUND DETAILS 15

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16

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                                                                             17

FOR MORE INFORMATION

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:


J.P. Morgan Institutional Prime Money Market Fund .............   811-07342 and
                                                                      033-54642
J.P. Morgan Institutional Treasury Money Market Fund ..........   811-07342 and
                                                                      033-54642
J.P. Morgan Institutional Federal Money Market Fund............   811-07342 and
                                                                      033-54642
J.P. Morgan Institutional Tax Exempt Money Market Fund ........   811-07342 and
                                                                      033-54642


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

JPMorgan
-------------------------------------------------------------------------------
J.P. Morgan Institutional Funds

Advisor
J.P. Morgan Investment Management Inc.
522 Fifth Avenue
New York, NY 10036
1-800-766-7722


Distributor
Funds Distributor, Inc.
60 State Street
Boston, MA 02109
1-800-221-7930

NOVEMBER 30, 1998


PROSPECTUS

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

Prime Money Market Fund

Treasury Money Market Fund

Federal Money Market Fund

Tax Exempt Money Market Fund

--------------------------------------
Seeking to provide high current income
consistent with the preservation of
capital and same-day liquidity

This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Each fund seeks to maintain a stable $1 share price, without guaranteeing that it will always be able to do so.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

JPMorgan

CONTENTS
--------------------------------------------------------------------------------

2
Principles and techniques common
to the funds in this prospectus

MONEY MARKET MANAGEMENT APPROACH

Money market investment process ...............................................2
The spectrum of money market funds ............................................3
Money market funds and stability ..............................................3

4
Each fund's goal, investment approach, risks, expenses, performance, and financial highlights

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

J.P. Morgan Institutional Service Prime Money Market Fund .....................4
J.P. Morgan Institutional Service Treasury Money Market Fund ..................6
J.P. Morgan Institutional Service Federal Money Market Fund ...................8
J.P. Morgan Institutional Service Tax Exempt Money Market Fund ...............10

12
Investing in the J.P. Morgan Institutional Service Money Market Funds

YOUR INVESTMENT

Investing through a service organization .....................................12
Investing through an employer-sponsored retirement plan ......................12
Investing through an IRA or rollover IRA .....................................12
Investing directly ...........................................................12
Opening your account .........................................................12
Adding to your account .......................................................12
Selling shares ...............................................................13
Account and transaction policies .............................................13
Dividends and distributions ..................................................14
Tax considerations ...........................................................14

15
More about the funds' business operations

FUND DETAILS

Master/feeder structure ......................................................15
Management and administration ................................................15

FOR MORE INFORMATION .................................................back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN INSTITUTIONAL SERVICE MONEY MARKET FUNDS

Each of these funds invests in high-quality short-term debt securities by investing through a master portfolio (another fund with the same goal). Each fund accrues dividends daily, pays them to shareholders monthly, and seeks to maintain a stable $1 share price.

WHO MAY WANT TO INVEST

The funds are designed for investors who:
o want an investment that strives to preserve capital
o want regular income from a high quality portfolio
o want a highly liquid investment
o are looking for an interim investment
o are pursuing a short-term goal
o are seeking income that is generally exempt from state and local income taxes (in the case of Service Federal Money Market Fund) or exempt from federal income tax (in the case of Service Tax Exempt Money Market Fund)

The funds are not designed for investors who:
o are investing for long-term growth
o are investing for high income
o require the added security of the FDIC insurance
o in the case of Service Tax Exempt Money Market Fund, are investing through an IRA or other tax-advantaged retirement plan

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has approximately $275 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

--------------------------------------------------------------------------------
Before you invest

Investors considering these funds should understand that:
o There is no assurance that these funds will meet their investment goals
o Future returns will not necessarily resemble past performance
o These funds do not represent complete investment programs
                                                                               1

MONEY MARKET MANAGEMENT APPROACH
--------------------------------------------------------------------------------
The J.P. Morgan Institutional Service money market funds invest exclusively in high-quality short-term debt obligations.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, emphasizes investment quality through in-depth research of short-term securities and their issuers. This allows each fund to focus on providing current income without compromising share price stability.

MONEY MARKET INVESTMENT PROCESS

In researching short-term securities, J.P. Morgan's credit analysts enhance the data furnished by rating agencies by drawing on the insights of J.P. Morgan's fixed income trading specialists and equity analysts. Only securities highly rated by independent rating agencies as well as J.P. Morgan's proprietary ratings system are considered for investment.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

Maturity determination Based on analysis of a range of factors, including current yields, economic forecasts, and anticipated fiscal and monetary policies, J.P. Morgan establishes the desired weighted average maturity for each fund within the permissible 90-day range. Controlling weighted average maturity allows the funds to manage risk, since securities with shorter maturities are typically less sensitive to interest rate shifts than those with longer maturities.

Sector allocation Analysis of the yields available in different sectors of the short-term debt market allows J.P. Morgan to adjust each fund's sector allocation, with the goal of enhancing current income while also maintaining diversification across permissible sectors.

Security selection Based on the results of the firm's credit research and each fund's maturity determination and sector allocation, the portfolio managers and dedicated fixed-income traders make buy and sell decisions according to each fund's goal and strategy.

      [graphic]              J.P. Morgan uses a disciplined process
                             to control each fund's sensitivity
                             to interest rates

      [graphic]              The funds invest across different
                             sectors for diversification and to
                             take advantage of yield spreads

      [graphic]              Each fund selects its securities as
                             described later in this prospectus

2 MONEY MARKET MANAGEMENT APPROACH

THE SPECTRUM OF MONEY MARKET FUNDS

The funds described in this prospectus differ primarily in the types of securities they hold and in the tax status of the income they offer. The table below provides an overview of the main types of securities in which each fund may invest. The distinguishing features of each money market fund are described in more detail on the following pages.

MONEY MARKET FUNDS
AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.


Primary investments
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                 Service      Service      Service      Service
                 Prime        Treasury     Federal      Tax Exempt
                 Money        Money        Money        Money
                 Market       Market       Market       Market
--------------------------------------------------------------------------------
U.S.
Treasuries*      o            o            o
--------------------------------------------------------------------------------
U.S.
Government
Agency
instruments      o                         o
--------------------------------------------------------------------------------
Domestic
& foreign
bank
obligations      o
--------------------------------------------------------------------------------
Domestic
& foreign
short-term
corporate
obligations      o
--------------------------------------------------------------------------------
Foreign
governments      o
--------------------------------------------------------------------------------
Illiquid
holdings         o
--------------------------------------------------------------------------------
Repurchase
agreements       o           o
--------------------------------------------------------------------------------
Tax-exempt
municipal
obligations**                                           o

*  Income is generally exempt from state and local income taxes
** Income is generally exempt from federal income taxes

                                              MONEY MARKET MANAGEMENT APPROACH 3

J.P. MORGAN INSTITUTIONAL SERVICE
PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
(J.P. Morgan Institutional Service Prime Money Market Fund)

[graphic] GOAL

The fund's goal is to maximize current income consistent with the preservation of capital and same-day liquidity. This goal can be changed only with shareholder approval.

[graphic] INVESTMENT APPROACH

The fund looks for investments across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The fund's investments may include obligations issued by the U.S. Treasury, government agencies, domestic and foreign banks and corporations, foreign governments, repurchase agreements, as well as asset-backed securities, taxable municipal obligations, and other money market instruments. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

[graphic] POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. To the extent that the fund invests in foreign securities, the fund could lose money because of foreign government actions, political instability, or lack of adequate and accurate information. Also, the fund may have difficulty valuing its illiquid holdings and may be unable to sell them at the time or price it desires. While these possibilities exist, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations. Footnotes for this section are shown on next page.

Annual fund operating expenses(1) (%)
---------------------------------------
Management fees                    0.12
Marketing (12b-1) fees             None
Other expenses(2)
(after reimbursement)              0.08
Service fees3                      0.25
---------------------------------------
Total operating expenses(2)
(after reimbursement)              0.45
---------------------------------------
Expense example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
---------------------------------------
                     1 yr.           3 yrs.
Your cost($)           5               14

4 J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND

PERFORMANCE (unaudited)

Average annual total return (%)
Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------

                                                                      1 yr.       5 yrs.      10 yrs.
J.P. Morgan Institutional Service Prime Money Market Fund(4)
(after expenses)                                                      5.41         4.63        5.73
IBC's First Tier Money Fund Average5 (after expenses)
                                                                      5.04         4.36        5.45

Year-by-year total return (%)Shows changes in returns by calendar year
     1988    1989    1990    1991    1992    1993    1994    1995    1996   1997

12%
9%
6%
3%
0%
     7.38    9.13    8.04   6.07     3.67    2.83    3.95    5.79    5.04   5.41
     7.08    8.87    7.82   5.71     3.37    2.70    3.75    5.48    4.85   5.21


[ ] J.P. Morgan Institutional Service prime money market fund(4)
                                     [ ] IBC's first tier money fund average (5)

FINANCIAL HIGHLIGHTS
                                               11/30/97              5/31/98
Per-share data For fiscal period ended (unaudited)
-----------------------------------------------------------------------------
Net asset value, beginning of period ($)            1.00               1.00
-----------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                         0.0057             0.0265
Net realized loss
on investment ($)                                (0.0000)(6)        (0.0000)(6)
-----------------------------------------------------------------------------
Total from investment operations ($)              0.0057             0.0265
-----------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                        (0.0057)           (0.0265)
-----------------------------------------------------------------------------
Net realized gain ($)                               .--             (0.0000)(6)
-----------------------------------------------------------------------------
Total distributions ($)                          (0.0057)            (0.0265)
Net asset value, end of period ($)                  1.00             1.00
-----------------------------------------------------------------------------
Total return (%)                                   0.577              2.68(7)
-----------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------
Net assets, end of period ($ thousands)              384            606,174
-----------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                        0.45(8)            0.45(8)
-----------------------------------------------------------------------------
Net investment income (%)                           5.28(8)            5.25(8)
-----------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                       35.10(8,9)          0.10(8)
-----------------------------------------------------------------------------
The Financial Highlights above have been, except as noted, audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

--------------
(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.45%.

(2) Without reimbursement, other expenses and total operating expenses would have been 35.18% and 35.55%, respectively. There is no guarantee that this reimbursement will continue beyond 3/31/99.

(3) Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) The fund commenced operations on 10/23/97. Except in Financial Highlights, returns reflect performance of the J.P. Morgan Prime Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 10/23/97. These returns reflect lower operating expenses than the fund's. Also, these returns may be higher than the fund's would have been had it existed during the same periods. This data is based on historical earnings and is not intended to indicate future performance.

(5) Consists of the IBC/Donoghue Taxable Money Market Fund Average from inception through November 30, 1995 and IBC's First Tier Money Fund Average thereafter.

(6)  Less than $0.0001.

(7)  Not annualized.

(8)  Annualized.

(9) Not representative of ongoing reimbursement ratio since period covers less than two months.

                     J.P. MORGAN INSTITUTIONAL SERVICE PRIME MONEY MARKET FUND 5

J.P. MORGAN INSTITUTIONAL SERVICE
TREASURY MONEY MARKET FUND                  TICKER SYMBOL: JPMXX
--------------------------------------------------------------------------------
                                            Registrant: J.P. INSTITUTIONAL FUNDS
                                            (J.P.MORGAN INSTITUTIONAL SERVICE
                                            TREASURY MONEY MARKET FUND)
[graphic] GOAL

The fund's goal is to provide high current income consistent with the preservation of capital and same-day liquidity. This goal can be changed without shareholder approval.

[graphic] INVESTMENT APPROACH

The fund purchases securities that offer the highest credit quality and provide regular income. It invests exclusively in U.S. Treasury obligations and repurchase agreements collateralized by these obligations. Some of these investments may be purchased on a when-issued or delayed delivery basis.

[graphic] POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the federal government, investors should bear in mind that any repurchase agreements the fund may hold do not have this guarantee (even though they are fully collateralized by Treasuries), and that in any case, government guarantees do not extend to shares of the fund itself.

The portion of the fund's income derived from direct investments in U.S. Treasury obligations may be exempt from state and local personal income taxes.

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY
Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.
Annual fund operating expenses(1) (%)
Management fees(2)
(after expense reimbursement) 0.20
Marketing (12b-1) fees None
Other expenses(2)
(after reimbursement) None
Service fees(3) 0.25
---------------------------
Total operating expenses(2)
(after reimbursement) 0.45
---------------------------
Expense example
The example below uses the same assumptions
as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
---------------------------
                    1 yr.  3 yrs.
Your cost($)         5      14
---------------------------

6    J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND

PERFORMANCE (UNAUDITED)
Average annual total return (%)Shows performance over time, for period ended
   December 31, 1997                                          Since inception(4)
J.P. Morgan Institutional Service Treasury Money Market Fund
(after expenses)                                                    2.24
IBC's U.S. Treasury & Repo Money Fund Average                       2.00

Year-by-year total return (%)(%)Shows changes in returns for period ended
   December 31, 1997                                         Since inception

6%
3%
0%
                                                                    2.24

                                                                    2.00


[ ] J.P. Morgan Institutional Service Treasury Money Market Fund
[ ] IBC's U.S. Treasury & Repo Money Fund Average


FINANCIAL HIGHLIGHTS
Per-share data For fiscal period ended                 10/31/97       4/30/98
                                                      (unaudited)
-----------------------------------------------------------------------------
Net asset value, beginning of period ($)                  1.00          1.00
-----------------------------------------------------------------------------
Income from investment operations:
Net investment income ($)                               0.0169         .0259
Net realized gain on investment ($)                     0.0000(5)      (0000)(5)
-----------------------------------------------------------------------------
Total from investment operations ($)                    0.0169          0259
-----------------------------------------------------------------------------
Less distributions to shareholders from:
Net investment income ($)                              (0.0169)      (0.0259)
-----------------------------------------------------------------------------
Net realized gain ($)                                   0.0000(5)     0.0000(5)
-----------------------------------------------------------------------------
Total distributions ($)                                (0.0169)      (0.0259)
-----------------------------------------------------------------------------
Net asset value, end of period ($)                        1.00          1.00
-----------------------------------------------------------------------------
Total return (%)                                          1.71(6)       2.62(6)
-----------------------------------------------------------------------------
Ratios and supplemental data
Net assets, end of period ($ thousands)                 35,983       357,532
-----------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                              0.28(7)       0.35(7)
-----------------------------------------------------------------------------
Net investment income (%)                                 5.29(7)       5.18(7)
-----------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                              1.43(7)       0.28(7)
-----------------------------------------------------------------------------
The Financial Highlights above, except as noted, have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.


(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.45%.


(2) Without reimbursement, other expenses and total operating expenses are estimated to be 0.06% and 0.51%, respectively, for the current fiscal year. There is no guarantee that this reimbursement will continue beyond 2/28/99.


(3) Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) The fund commenced operations on 7/7/97and performance is calculated as of 7/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(5)  Less than $0.0001.

(6)  Not annualized.

(7)  Annualized.


                 J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND  7

J.P. MORGAN INSTITUTIONAL SERVICE
FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                            Registrant: J.P. INSTITUTIONAL FUNDS
                                            (J.P.MORGAN INSTITUTIONAL SERVICE
                                            FEDERAL MONEY MARKET FUND)





[graphic] GOAL

The fund's goal is to provide high current income consistent with the preservation of capital and same-day liquidity. This goal can be changed only with shareholder approval.

[graphic] INVESTMENT APPROACH

The fund purchases securities that
offer very high credit quality and pay regular income that is generally free from state and local income taxes. It invests exclusively in U.S. government agency obligations such as the Federal Farm Credit Bank, the Tennessee Valley Authority, the Federal Home Loan Bank, the Student Loan Marketing Association, and in obligations of the U.S. Treasury. Some of these investments may be purchased on a when-issued or delayed delivery basis.

[graphic] POTENTIAL RISKS AND REWARDS

The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

While the fund's U.S. Treasury obligations are backed by the full faith and credit of the Government, investors should bear in mind that any agency obligations the fund may hold do not have this guarantee, and that in any case government guarantees do not extend to shares of the fund itself.

Most of the fund's income is generally exempt from state and local personal income taxes and from some corporate income taxes (although not federal income taxes). Because of this beneficial tax status, the fund's yields are generally lower than those of taxable money market funds when compared on a pre-tax basis.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Robert R. Johnson, vice president, who has been on the team since the fund's inception and has been at J.P. Morgan since 1988, Daniel B. Mulvey, vice president, who joined the team in January of 1995 and has been at J.P. Morgan since 1991, and by John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997. Prior to managing this fund, Mr. Donohue was an Institutional Money Market Portfolio Manager at Goldman Sachs & Co.

MONEY MARKET FUNDS AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

INVESTOR EXPENSES
The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations. Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees                  0.20
Marketing (12b-1) fees           None
Other expenses(2)
(after reimbursement)            None
Service fees(3)                  0.25
-------------------------------------
Total operating expenses(2)
(after reimbursement)            0.45
-------------------------------------

EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses:
$1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
--------------------------------------
                   1 yr.        3 yrs.
Your cost($)         5           14
--------------------------------------

8   J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND

Performance (unaudited)

Average annual total return (%) Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------

                                                                                1 yr.      3 yrs.     Since inception
J.P. Morgan Institutional Service Federal Money Market Fund(4)                  5.18       5.25            4.45
----------------------------------------------------------------------------------------------------------------------
IBC's U.S. Government & Agency Money Market Fund Average(5) (after expenses)    4.83       4.89            4.18
---------------------------------------------------------------------------------------------------------------------------

Year-by-year total return (%)Shows changes in returns by calendar year
-----------------------------------------------------------------------------------------------------------------------------

                                                                              1994       1995        1996         1997

 6%                                                                                      5.59
---                                                                                      5.19                     5.18
                                                                                                      4.99        4.83
                                                                                                      4.67
 3%                                                                            3.78
---                                                                            3.52



 0%
---
-----------------------------------------------------------------------------------------------------------------------------
[ ] J.P. Morgan Institutional Service Federal Money Market Fund(4) [ ] IBC's U.S. Government & Agency Money Market Fund
Average(5)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                   4/30/98
Per-share data        For fiscal period ended                    (unaudited)
--------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             1.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                        0.0261
  Net realized gain on investment ($)                             (0.0000)(6)
--------------------------------------------------------------------------------
Total from investment operations ($)                               0.0261
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                       (0.0261)
--------------------------------------------------------------------------------
Total distributions ($)                                           (0.0261)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                                   1.00
--------------------------------------------------------------------------------
Total return (%)                                                     2.63(7)
--------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                            12,429
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                         0.45(8)
--------------------------------------------------------------------------------
Net investment income (%)                                            5.14(8)
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                         8.96(8,9)
--------------------------------------------------------------------------------

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's estimated expenses and its estimated share of master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets after reimbursement for ordinary expenses over 0.45%.


(2) Without reimbursement, other expenses and total operating expenses are estimated to be 0.26% and 0.71%, respectively. There is no guarantee that this reimbursement will continue beyond 2/28/99.


(3) Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) The fund commenced operations on 11/6/97. Returns reflect performance of the J.P. Morgan Federal Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/31/93 through 11/6/97. This data is based on historical earnings and is not intended to indicate future performance.

(5) Consists of the IBC/Donoghue U.S. Treasury & Repo Money Market Fund Average through 12/31/95 and IBC's U.S. Government & Agency Money Market Fund Average thereafter.

(6) Less than $0.0001.

(7) Not Annualized.

(8) Annualized.

(9) Ratio decrease is substantially impacted by the short period covered and is not representative of current reimbursement ratio policy.


                  J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND  9

J.P. MORGAN INSTITUTIONAL SERVICE
TAX EXEMPT MONEY MARKET FUND


[LOGO] Goal

       The fund's goal is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. This goal can be changed only with shareholder approval.

INVESTMENT APPROACH
The fund invests primarily in high quality municipal obligations whose income is exempt from federal income taxes. The fund's municipal obligations must fall into the highest short-term rating category (top two highest categories for New York State obligations) or be of equivalent quality. The fund may also invest in certain structured municipal obligations, and in certain municipal or other obligations whose income is subject to tax, including the alternative minimum tax. Although the fund is permitted to hold these other obligations or cash, it aims to be fully invested in municipal obligations. In order to maintain liquidity, the fund may buy securities with puts that allow the fund to liquidate the securities on short notice. Some of the fund's securities may be purchased on a when-issued or delayed delivery basis.

POTENTIAL RISKS AND REWARDS
The fund's yield will vary in response to changes in interest rates. How well the fund's yield compares to the yields of similar money market funds will depend on the success of the investment process described on page 2.

As with all money market funds, the fund's investments are subject to various risks, which, while generally considered to be minimal, could cause its share price to fall below $1. For example, the issuer or guarantor of a portfolio security or the counterparty to a contract could default on its obligation. An unexpected rise in interest rates could also lead to a loss in share price if the fund is near the maximum allowable average weighted maturity at the time. However, the fund's investment process and management policies are designed to minimize the likelihood and impact of these risks. To date, through this process, the fund's share price has never deviated from $1.

The fund's income is generally exempt from federal income taxes. A small portion may be exempt from state or local income taxes.


Registrant: J.P. Morgan institutional Funds
(J.P. Morgan institutional Service tax exempt money market fund)

PORTFOLIO MANAGEMENT
The fund's assets are managed by J.P. Morgan, which currently manages approximately $275 billion, including more than $12 billion using the same strategy as the fund.

The portfolio management team is led by Daniel B. Mulvey, vice president, who has been on the team since August of 1995 and has been at J.P. Morgan since 1991, and by Richard W. Oswald, vice president, who has been on the team since joining J.P. Morgan in October of 1996. Prior to managing this fund, Mr. Oswald served as Treasurer of CBS and President of its finance unit.

MONEY MARKET FUNDS
AND STABILITY

Money market funds are subject to a range of federal regulations designed to promote stability. For example, money market funds must maintain a weighted average maturity of no more than 90 days, and generally may not invest in any securities with a remaining maturity of more than 13 months. Keeping the weighted average maturity this short helps funds in their pursuit of a stable $1 share price.

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

Annual fund operating expenses(1) (%)
Management fees                                                 0.16

Marketing (12b-1) fees                                          None

Other expenses(2)
(after waiver and reimbursement)                                0.04

Service fees(3)                                                 0.25
---------------------------------------------------------------------
Total operating expenses(2)
(after reimbursement)                                           0.45
---------------------------------------------------------------------

Expense example

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
--------------------------------------------------------------------------------
                                                              1 yr.       3 yrs.
Your cost($)                                                    5          14
--------------------------------------------------------------------------------

10  J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND

PERFORMANCE (unaudited)
Average annual total return (%) Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------==-------------------
                                                                           1 yr.      5 yrs.     10 yrs.
J.P. Morgan Institutional Service Tax Exempt Money Market Fund(4)          3.26        2.89       3.78
-----------------------------------------------------------------------------------==-------------------
IBC's Tax Exempt Money Market Fund Average5 (after expenses)               3.09        2.72       3.65
-----------------------------------------------------------------------------------==-------------------

Year-by-year total return (%) Shows changes in returns by calendar year
----------------------------------------------------------------------------------------------------------------------------
            1988     1989        1990         1991        1992         1993        1994         1995        1996        1997


 9%
---


 6%                6.11
---                    5.91
                               5.58
                                   5.49
         4.93
             4.80

                                             4.17
                                                 4.16
 3%                                                                                           3.52
---                                                                                               3.34
                                                                                                                       3.26
                                                                                                            3.12

3.09
                                                                                                                2.93
                                                          2.71
                                                              2.56
                                                                                   2.50
                                                                                        2.34
                                                                    2.04
                                                                         1.93
 0%
---
---------------------------------------------------------------------------------------------------------------------------------
/ / J.P. Morgan Institutional Service Tax Exempt Money Market Fund(4) / / IBC's Tax Exempt Money Market Fund Average(5)

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per-share data      For the fiscal year ended August 31         1998
--------------------------------------------------------------------------------
Net asset value, beginning of period ($)                        1.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                     0.0276
  Net realized gain on investment ($)                          (0.0000)(6)
--------------------------------------------------------------------------------
Total from investment operations ($)                            0.0276
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                    (0.0276)
--------------------------------------------------------------------------------
Total distributions ($)                                        (0.0276)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                              1.00
--------------------------------------------------------------------------------
Total return (%)                                                2.807
--------------------------------------------------------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                         8,237
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                    0.60(8)
--------------------------------------------------------------------------------
Net investment income (%)                                       2.95(8)
--------------------------------------------------------------------------------
Decrease reflected in expense ratio due
to expense reimbursement (%)                                    5.23(8)
--------------------------------------------------------------------------------
The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 0.45%.

(2) Without such waiver and reimbursement, other expenses and total operating expenses would have been 5.42% and 5.83%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.


(3) Service Organizations may charge other fees to their customers who are the beneficial owners of shares in connection with their customers' accounts. Such fees, if any, may affect the return such customers realize with respect to their investments.

(4) The fund commenced operations on 11/4/97. Returns reflect performance of the J.P. Morgan Tax Exempt Money Market Fund (a separate feeder fund investing in the same master portfolio) from 1/1/88 through 11/4/97. These returns reflect lower operating expenses than the fund's. Also, these returns may be higher than the fund's would have been had it existed during the same periods. This data is based on historical earnings and is not intended to indicate future performance.

(5) IBC's Tax Exempt Money Market Fund Average is an average of all major tax free money market fund returns.

(6) Less than $0.0001.
(7) Not annualized.
(8) Annualized.


              J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND  11

YOUR INVESTMENT

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may purchase shares of each fund with the assistance of a service organization. Your service organization is paid by the fund to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your service organization and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Determine the amount you are investing. The minimum amount for initial investments in a fund is $10,000,000 and for additional investments $25,000, although these minimums may be less for some investors. A service organization may impose a minimum amount for initial and subsequent investments in a fund and may establish other requirements such as a minimum account balance. Customers should contact their service organization for further information concerning such requirements and charges. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown below.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT
  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

  Morgan Guaranty Trust Company of New York
  Routing number: 021-000-238
  Credit: J.P. Morgan Institutional Funds
  Account number: 001-57-689
  FFC: your account number, name of registered owner(s) and fund name

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange. Adding to YOUR account By wire l Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

  By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the

12  YOUR INVESTMENT

  Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

SELLING SHARES

  By  phone -- wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

  By phone -- check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

(l) Mail the letter to the Shareholder Services Agent.

  By exchange

o Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business days and NAV calculations The funds' regular business days are the same as those of the New York Stock Exchange. The Service Federal and Service Tax Exempt Money Market Funds calculate their net asset value per share (NAV) every business day at 4:00 p.m. eastern time. The Service Treasury Money Market Fund calculates its NAV every business day at 4:30 p.m. eastern time. The Service Prime Money Market Fund calculates its NAV every business day at 5:00 p.m. eastern time.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Purchase and redemption orders for each fund must be received by the times indicated in the table below

Fund                                       Cut-off Time
Service Prime Money Market                   5:00 p.m.
Service Treasury Money Market                4:30 p.m.
Service Federal Money Market                 2:00 p.m.
Service Tax Exempt Money Market              12:00 noon
--------------------------------------------------------------------------------

   Shareholder Services Agent
   J.P. Morgan Funds Services
   522 Fifth Avenue
   New York, NY 10036
   1-800-766-7722

   Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                              YOUR INVESTMENT 13

For the purchase to be effective and dividends to be earned on the same day, immediately available funds must be received by 4:00 p.m. for Service Federal and Service Tax Exempt Money Market Funds, by 4:30 p.m. for Service Treasury Money Market Fund and by 5:00 p.m. for Service Prime Money Market Fund eastern time on a fund business day. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment.

Redemption orders for each fund received by the respective cut-off times will be paid in immediately available funds, normally on the same day, according to instructions on file.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Substantially all income dividends are declared daily and paid monthly. If all of an investor's shares are redeemed during the month, accrued but unpaid dividends are paid with the redemption proceeds. Shares of the funds earn dividends on the business day their purchase is effective, but not on the business day their redemption is effective.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.

TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. The transactions below typically create the following tax liabilities:

Transaction                                   Tax status

Income dividends from Prime                   Ordinary income

Money Market, Treasury Money

Market and Federal Money

Market Funds

Income dividends from Tax                     Exempt from federal

Exempt Money Market Fund                      income taxes

Short-term capital gains                      Ordinary income
distributions

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

14  YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------
MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus and their corresponding master portfolios are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan receives the following fees for investment advisory and other services:

s
Advisory services                       0.20% of the first $1 billion of
                                        each master portfolio's average
                                        net assets plus 0.10% over
                                        $1 billion

Administrative services                 Master portfolio's and fund's pro-
(fee shared with Funds                  rata portions of 0.09% of the
Distributor, Inc.)                      first $7 billion in J.P. Morgan-
                                        advised portfolios, plus 0.04%
                                        over $7 billion

Shareholder services                    0.05% of the each fund's
                                        average net assets


J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the fund will decline.

                                                                FUND DETAILS  15

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

FOR MORE INFORMATION

For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Service Prime Money Market Fund......... 811-07342 and
                                                                       033-54642

J.P.Morgan Institutional Service Treasury Money Market Fund....... 811-07342 and
                                                                       033-54642

J.P. Morgan Institutional Service Federal Money Market Fund....... 811-07342 and
                                                                       033-54642

J.P. Morgan Institutional Service Tax Exempt Money Market Fund.....811-07342 and
                                                                       033-54642




J.P. MORGAN INVESTMENT INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


     J.P. Morgan
----------------------------------------------------------------------------
     J.P. Institutional Funds

     Advisor                                   Distributor
     J.P. Morgan Investment Management Inc.    Funds Distributor, Inc.
     522 Fifth Avenue                          60 State Street
     New York, NY 10036                        Boston, MA 02109
     1-800-766-7722                            1-800-221-7930







                         J.P. MORGAN INSTITUTIONAL FUNDS



             J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND








                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 30, 1998

























THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER 30, 1998 FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE ANNUAL REPORT RELATING TO THE FUND LISTED ABOVE. THE PROSPECTUS AND THESE FINANCIAL STATEMENTS, INCLUDING THE AUDITOR'S REPORT THEREON, ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.

                                Table of Contents


                                                                          Page



General...................................................................1
Investment Objective and Policies.........................................1
Investment Restrictions...................................................11
Trustees and Officers.....................................................13
Investment Advisor........................................................17
Distributor...............................................................19
Co-Administrator..........................................................20
Services Agent............................................................20
Custodian and Transfer Agent..............................................21
Shareholder Servicing.....................................................22
Financial Professionals. . . . . . . . . . . . . . . . . . . . . . . . . .23
Independent Accountants...................................................23
Expenses..................................................................23
Purchase of Shares........................................................24
Redemption of Shares......................................................25
Exchange of Shares........................................................25
Dividends and Distributions...............................................26
Net Asset Value...........................................................26
Performance Data..........................................................27
Portfolio Transactions....................................................28
Massachusetts Trust.......................................................29
Description of Shares.....................................................30
Special Information Concerning
Investment Structure. . . . . . . . . . . . .  . . . . . . . . . . . . . .32
Taxes.....................................................................33
Additional Information....................................................36
Appendix A - Description of Security Ratings..............................A-1

GENERAL

         This Statement of Additional Information relates only to the J.P. Morgan Institutional Tax Exempt Money Market Fund (the "Fund"). The Fund is a series of shares of beneficial interest of the J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Fund, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

     The Portfolio is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York, ("Morgan"), an affiliate of the Advisor or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVE AND POLICIES

         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve the objective by the Portfolio as set forth herein and in the Prospectus. Since the investment characteristics and experiences of the Fund correspond directly with those of the Portfolio, the discussion in this Statement of Additional Information focuses on the investments and investment policies of the Portfolio. Accordingly, references below to the Portfolio also include the Fund; similarly, references to the Fund also include the Portfolio unless the context requires otherwise.

         The Fund is designed for investors who seek high current income consistent with the preservation of capital and same-day liquidity from a portfolio of high quality money market instruments. The Fund's investment objective is to maximize current income that is exempt from federal income tax consistent with the preservation of capital and same-day liquidity. See "Taxes." The Fund attempts to achieve this objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer. If attractive municipal obligations are not available, the Fund may hold cash rather than invest in taxable money market instruments. The Portfolio, however, may temporarily invest up to 20% of total assets in taxable securities in abnormal market conditions, for defensive purposes only. For purposes of this calculation, obligations that generate income that may be treated as a preference item for purposes of the alternative minimum tax shall not be considered taxable securities. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."

Money Market Instruments

     A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

Tax Exempt Obligations

     The Fund may invest in tax exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Fund appears below. See "Quality and Diversification Requirements."

          Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

          Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     Municipal  Notes.  Municipal notes are subdivided into three  categories of
short-term   obligations:   municipal  notes,  municipal  commercial  paper  and
municipal demand obligations.

          Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

          Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

          Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the Fund to receive the par value of the obligation upon demand or notice.

          Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

          The Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than thirteen months because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement. See "Foreign Investments."

          Puts. The Fund may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with the Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

          Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

          The Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC.

          Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

          The Trust has been advised by counsel that the Fund will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Fund. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

  Taxable Investments

         The Portfolio attempts to invest its assets in tax exempt securities and when investments are not available, may hold cash or may invest to a limited extent in taxable securities. While the Fund does not currently intend to invest in taxable securities, in abnormal market conditions for defensive purposes only, it may invest up to 20% of the value of its total assets in securities, the interest income on which may be subject to federal, state or local income taxes. The taxable investments permitted for the Portfolio include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements.

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate bonds, and other obligations described in the Prospectus or this Statement of Additional Information.

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

          Additional  U.S.  Government  Obligations.  The  Fund  may  invest  in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

          Bank Obligations. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund may not invest in obligations of foreign branches of foreign banks. The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank.

          Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

          Repurchase Agreements. The Fund, unless otherwise noted in the Prospectus or below, may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Fund's Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than 397 days. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 397 days from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in the agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

          The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate bonds, and other obligations described in the Prospectus or this Statement of Additional Information.

  Additional Investments

         When-Issued  and Delayed  Delivery  Securities.  The Fund may  purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

          Investment Company Securities. Securities of other investment companies may be acquired by the Fund and Portfolio to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, the Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or Portfolio bears directly in connection with its own operations.

          Reverse Repurchase Agreements. The Fund, unless otherwise noted in the Prospectus or below, may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

          Loans of Portfolio Securities. Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Fund. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Advisor or the Distributor, unless otherwise permitted by applicable law.

          Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 10% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

          The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

          As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

          Synthetic Instruments. The Fund may invest in certain synthetic variable rate instruments. Such instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third part at par. Morgan will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolio will be that of holding the long-term bond, which may require the disposition of the bond which could be at a loss. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or
  (c) a loss of the bond's tax exempt status, occur, then (i) the put will terminate, (ii) the risk to the Fund will be that of holding a long-term bond, and (iii) the disposition of the bond may be required which could be at a loss.

  Quality and Diversification Requirements

          The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

          At the time the Fund invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

          For purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

          In order to attain its objective of maintaining a stable net asset value, the Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Fund may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.

          In addition, the Board of Trustees has adopted procedures which (i) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Fund, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Fund's best interest.

          The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

  INVESTMENT RESTRICTIONS

          The investment restrictions of the Fund and Portfolio are identical, unless otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

          The investment restrictions below have been adopted by the Trust, with respect to the Fund, and by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Fund and its corresponding Portfolio:

1. May not make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940.

2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC.

3. May not issue senior securities, except as permitted under the Investment Company Act of 1940 or any rule, order or interpretation thereunder;

4. May not borrow money, except to the extent permitted by applicable law;

5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;

6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

7. May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

8. May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law.

         Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and its corresponding Portfolio and may be changed by their Trustees. These non-fundamental investment policies require that the Fund and its corresponding Portfolio:

(i) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of the Fund's total assets would be in investments which are illiquid;

(ii) May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities

(iii) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

(iv) May not borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes.

(v) May not purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history.

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, who are also the Trustees of the Portfolio, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

     FREDERICK S. ADDY--Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, Texas 78746, and his date of birth is January 1, 1932.

     WILLIAM  G.  BURNS--Trustee;   Retired,  Former  Vice  Chairman  and  Chief
Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, Florida 32779, and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, New Jersey 08540, and his date of birth is May 23, 1934.

     MATTHEW HEALEY1--Trustee,  Chairman and Chief Executive Officer;  Chairman,
Pierpont Group, Inc., since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436, and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI--Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Charnwood Drive, Suffern, New York 10910, and his date of birth is March 17, 1934.

         The Trustees of the Trust are the same as the Trustees of the Portfolio. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and the J.P. Morgan Funds up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to the Fund.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1997 are set forth below.

-------------------------------------------------- ------------------------ ---------------------------------------


                                                                            TOTAL TRUSTEE COMPENSATION ACCRUED BY
                                                   AGGREGATE TRUSTEE        THE MASTER PORTFOLIOS(*), J.P. MORGAN
                                                   COMPENSATION             FUNDS, J.P. MORGAN SERIES TRUST AND
                                                   PAID BY THE TRUST        THE TRUST DURING
                                                   DURING 1997              1997(***)
                                                   --------------           -------

NAME OF TRUSTEE
-------------------------------------------------- ------------------------ ---------------------------------------
-------------------------------------------------- ------------------------ ---------------------------------------

Frederick S. Addy, Trustee                         $11,772.77               $72,500
-------------------------------------------------- ------------------------ ---------------------------------------
-------------------------------------------------- ------------------------ ---------------------------------------

William G. Burns, Trustee                          $11,786.38               $72,500
-------------------------------------------------- ------------------------ ---------------------------------------
-------------------------------------------------- ------------------------ ---------------------------------------

Arthur C. Eschenlauer, Trustee                     $11,786.38               $72,500
-------------------------------------------------- ------------------------ ---------------------------------------
-------------------------------------------------- ------------------------ ---------------------------------------

Matthew Healey, Trustee (**)                       $11,786.38               $72,500
  Chairman and Chief Executive
  Officer
-------------------------------------------------- ------------------------ ---------------------------------------
-------------------------------------------------- ------------------------ ---------------------------------------

Michael P. Mallardi, Trustee                       $11,786.38               $72,500
-------------------------------------------------- ------------------------ ---------------------------------------

(*) Includes the Portfolio and 19 other portfolios (collectively, the "Master Portfolios") for which JPMIM acts as investment adviser.


     (**) During 1997, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $147,500, contributed $22,100 to a defined contribution plan on his behalf and paid $20,500 in insurance premiums for his benefit.

     (***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the Trust and J.P. Morgan Series Trust) in the fund complex.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's and Portfolio's business affairs. The Portfolio and the Trust have entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds (now the J.P. Morgan Family of Funds), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by the Fund and the Portfolio during the indicated fiscal years are set forth below:


     Fund -- For the fiscal years ended August 31, 1996, 1997 and 1998: $8,391, $6,074 and $14,685.

Portfolio -- For the fiscal years ended August 31, 1996, 1997 and 1998: $62,310, $43,285 and $53,097.


Officers

         The Trust's and Portfolio's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolio. The Trust and the Portfolio have no employees.

         The officers of the Trust and the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and the Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY. Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Prior to July 1994 she was a Finance student at Stonehill College in North Easton, Massachusetts. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     STEPHANIE D. PIERCE; Vice President and Assistant Secretary. Vice President and Client Development Manager for FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968. GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

INVESTMENT ADVISOR

         The Fund has not retained the services of an investment adviser because the Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio. Subject to the supervision of the Portfolio's Trustees, the Advisor makes the Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. Effective October 1, 1998 the Portfolio's investment advisor is JPMIM. Prior to that date, Morgan was the Portfolio's investment advisor. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $275 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently IBC's Tax Exempt Money Fund Average.

        Morgan, also a wholly owned subsidiary of J.P. Morgan, is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of the Portfolio's average daily net assets in excess of $1 billion.


         The Portfolio paid the following advisory fees to Morgan, the Portfolio's advisor prior to October 1, 1998 for the fiscal years ended August 31, 1996, 1997 and 1998: $2,154,248, $2,267,159 and $2,710,567. See the
Prospectus and below for applicable expense limitations.


         The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See
"Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

         If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

     Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Trust and the Portfolio and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI also serves as exclusive placement agent for the Portfolio. FDI currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940
Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolio dated August 1, 1996, FDI also serves as the Trust's and the Portfolio's Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolio, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolio, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, the Fund and Portfolio have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and certain other investment companies subject to similar agreements with FDI.


     The Fund paid FDI the following administrative fees for the period August 1, 1996 through August 31, 1996 and the fiscal years ended August 31, 1997 and 1998: $525, $6,410 and $11,546.

     The Portfolio paid FDI the following administrative fees for the period August 1, 1996 through August 31, 1996 and the fiscal years ended August 31, 1997 and 1998: $2,284, $25,082 and $24,913.

         For the period September 1, 1995 through July 31, 1996, the Fund paid Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolio prior to August 1, 1996) $23,755 in administrative fees.

         For the period September 1, 1995 through July 31, 1996, the Portfolio paid Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolio prior to August 1, 1996) $110,848 in administrative fees.


SERVICES AGENT

         The Trust, on behalf of the Fund, and the Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund and Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, the Fund and the Portfolio have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996 with Morgan, the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. Prior to December 29, 1995, the Trust and the Portfolio had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of usual and customary expenses.


         The Fund paid to Morgan, as Services Agent, the following fees net of fee waivers and reimbursements, for the fiscal years ended August 31, 1996, 1997 and 1998: $30,085, $60,316 and $147,096. See the Prospectus and below for applicable expense limitations.

     The Portfolio paid to Morgan, as Services Agent, the following fees net of fee waivers and reimbursements, for the fiscal years ended August 31, 1996, 1997 and 1998: $205,419, $397,340 and $502,654. See the Prospectus and below for applicable expense limitations.



CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolio with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. The custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.




SHAREHOLDER SERVICING

         The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a Financial Professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; monitoring the activities of the Fund's transfer agent; and providing other related services.

         Effective August 1, 1998, under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan for these services a fee at the annual rate of 0.10%(expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent). Morgan acts as shareholder servicing agent for all shareholders. See the Prospectus and below for applicable expense limitations.

         The paragraph below sets forth for the Fund listed the shareholder servicing fees paid by the Fund to Morgan, net of fee waivers and reimbursements, for the fiscal periods indicated. See "Expenses" in the Prospectus and below for applicable expense limitations.


         The shareholder servicing fees paid by the Fund to Morgan, net of fee waivers and reimbursements, for the fiscal years ended August 31, 1996, 1997 and 1998 were as follows: $103,262, $97,098 and $278,809, of which $50,458 was waived for the period February 10, 1997 through August 31, 1997. The entire shareholder servicing fee was waived for the fiscal year ended August 31, 1998.


         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Fund and the Portfolio under the Services Agreements, and the activities of JPMIM in acting as Advisor to the Portfolio under the Investment Advisory Agreement may raise issues under these laws. However, Morgan and JPMIM believes that they may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Fund or the Portfolio might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

         The Fund may be sold to or through financial intermediaries who are customers of J.P. Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by J.P. Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

FINANCIAL PROFESSIONALS

         The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as Morgan or the financial professional's clients may reasonably request and agree upon with the financial professional.

         Although there is no sales charge levied directly by the Fund, financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not be remitted to the Fund or J.P. Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

EXPENSES


         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator", "Distributor," "Services Agent" and "Shareholder Servicing" above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, costs associated with their registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include custodian fees. For additional information regarding waivers or expense subsidies, see the Prospectus.

         J.P. Morgan has agreed that it will reimburse all Fund expenses except those allocated to the Fund by the Portfolio. If the Portfolio's allocation of expenses to the Fund exceeds 0.35% of the Fund's average daily net assets, J.P. Morgan will reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses at the annual rate of 0.35% of the Fund's average daily net assets. These limits do not cover extraordinary expenses. This reimbursement/waiver arrangement can be changed at any time after December 31, 1998 at the option of J.P. Morgan.


PURCHASE OF SHARES

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a financial professional include customers of their affiliates and references to transactions by customers with Morgan or a Financial Professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Portfolio;
(ii) be acquired by the Fund for investment and not for resale (other than for resale to the Portfolio); and (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a Financial Professional, and the Financial Professional may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus. Shareholders redeeming shares of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that it will be able to continue to do so, and in that case the net asset value of the Fund's shares might deviate from $1.00 per share.
Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" below.

         If the Trust, on behalf of the Fund, and the Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, and the Portfolio reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from the Fund into shares of any other J.P. Morgan Institutional or J.P. Morgan mutual fund, without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described in the Prospectus.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value once daily on Monday through Friday as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the Fund and Portfolio would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. On any business day when the Public Securities Association ("PSA") recommends that the securities market close early, the Fund reserves the right to cease accepting purchase and redemption orders for same business day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchase and redemption orders received after the PSA-recommended closing time will be credited the next business day. The days on which net asset value is determined are the Fund's business days.

         The net asset value of the Fund is equal to the value of the Fund's investment in the Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolio in valuing its assets.

         The Portfolio's portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to the Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. See "Taxes."

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

         Yield Quotations. As required by regulations of the SEC, current yield for the Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was tax exempt.


     Historical yield information for the period ended August 31, 1998 is as follows: 7-day current yield: 3.21%; 7-day tax equivalent yield at 39.6% tax rate: 5.31%; 7-day effective yield: 3.26%.


     Total Return Quotations. Historical performance information for the periods prior to the establishment of the Fund will be that of its corresponding predecessor J.P. Morgan fund and will be presented in accordance with applicable SEC Staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Funds (Registration Nos. 033-54632 and 811-07340) is incorporated herein by reference.


     Historical return information for the Fund's predecessor for the period ended August 31, 1998 is as follows: Average annual total return, 1 year: 3.45%; Average annual total return, 5 years: 3.21%; average annual total return, 10 years: 3.77%; aggregate total return, 1 year: 3.45%; aggregate total return, 5 years: 17.09%; aggregate total return, 10 years: 44.77%.


         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.



         General. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.


PORTFOLIO TRANSACTIONS

     The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         Portfolio transactions for the Portfolio will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective. See "Investment Objective and Policies -- Portfolio Turnover." The Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.

         In connection with portfolio transactions for the Portfolio, the Advisor intends to seek best execution on a competitive basis for both purchases and sales of securities.

         The Portfolio has a policy of investing only in securities with maturities of not more than thirteen months, which will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

         Subject to the overriding objective of obtaining best execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which the Fund is a separate and distinct series. a copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.
         Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds," and the Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of 23 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.


     As of October 31, 1998, the following owned of record more than 5% of the outstanding shares of the Fund: E. H. Skove (7.00%).


         The address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of the Fund.

SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Master Portfolio, a separate registered investment company with the same investment objective as the Fund. Generally, when a Master Portfolio seeks a vote to change a fundamental investment restriction and policies, its feeder fund(s) will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote.

         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions in accordance with the investment policies with respect to the Portfolio described above and in the Fund's prospectus.

         Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no affect on the outcome of such matters.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action.

         The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investment of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         The Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which is properly designated as consisting of interest received by the Fund on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Fund, other than the alternative minimum tax under certain circumstances. In view of the Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances.


         Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced by securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.


         To maintain a constant $1.00 per share net asset value, the Trustees of the Trust may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of the Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Fund, J.P. Morgan or Financial Professionals as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolio's registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements.
Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

The Year 2000 Initiative

         With the new millennium rapidly approaching, organizations are examining their computer systems to ensure they are year 2000 compliant. The issue, in simple terms, is that many existing computer systems use only two numbers to identify a year in the date field with the assumption that the first two digits are always 19. As the century is implied in the date, on January 1, 2000, computers that are not year 2000 compliant will assume the year is 1900. Systems that calculate, compare, or sort using the incorrect date will cause erroneous results, ranging from system malfunctions to incorrect or incomplete transaction processing. If not remedied, potential risks include business interruption or shutdown, financial loss, reputation loss, and/or legal liability.

         J.P. Morgan has undertaken a firmwide initiative to address the year 2000 issue and has developed a comprehensive plan to prepare, as appropriate, its computer systems. Each business line has taken responsibility for identifying and fixing the problem within its own area of operation and for addressing all interdependencies. A multidisciplinary team of internal and external experts supports the business teams by providing direction and firmwide coordination. Working together, the business and multidisciplinary teams have completed a thorough education and awareness initiative and a global inventory and assessment of J.P. Morgan's technology and application portfolio to understand the scope of the year 2000 impact at J.P. Morgan. J.P. Morgan presently is renovating and testing these technologies and applications in partnership with external consulting and software development organizations, as well as with year 2000 tool providers. J.P. Morgan is on target with its plan to substantially complete renovation, testing, and validation of its key systems by year-end 1998 and to participate in industry-wide testing (or streetwide testing) in 1999. J.P. Morgan is also working with key external parties, including clients, counterparties, vendors, exchanges, depositories, utilities, suppliers, agents and regulatory agencies, to stem the potential risks the year 2000 problem poses to J.P. Morgan and to the global financial community.

         Costs associated with efforts to prepare J.P. Morgan's systems for the year 2000 approximated $95 million in 1997. In 1998, J.P. Morgan will continue its efforts to prepare its systems for the year 2000. The total cost to become year-2000 compliant is estimated at $250 million, for internal systems renovation and testing, testing equipment, and both internal and external resources working on the project. Remaining costs will be incurred primarily in 1998. The costs associated with J.P. Morgan becoming year-2000 compliant will be borne by J.P. Morgan and not the Fund nor the Portfolio. FINANCIAL STATEMENTS



The financial statements and the report thereon of Price waterhouseCoopers LLP are incorporated herein by reference from the Fund's August 31, 1998 annual report filing made with the SEC on October 30, 1998 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0001047469-98-038757). The financial statements are available without charge upon request by calling J.P. Morgan Funds Services at (800) 766-7722. The Fund's financial statements include the financial statements of the Portfolio.

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

     AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Commercial Paper, including Tax Exempt

     A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

MOODY'S

Corporate and Municipal Bonds

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Commercial Paper, including Tax Exempt

     Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -        Leading market positions in well established industries.
         -        High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax Exempt Notes

MIG-1             - The short-term  tax-exempt  note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.


--------
         1 Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the advisor due to his son's affiliation with JPMIM.

                         J.P. MORGAN INSTITUTIONAL FUNDS



              J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND








                       STATEMENT OF ADDITIONAL INFORMATION



                                NOVEMBER 30, 1998

























THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED NOVEMBER 30, 1998, FOR THE FUND LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME. ADDITIONALLY, THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE THE FINANCIAL STATEMENTS INCLUDED IN THE ANNUAL REPORT RELATING TO THE FUND LISTED ABOVE. THE PROSPECTUS AND THESE FINANCIAL STATEMENTS, INCLUDING THE AUDITOR'S REPORT THEREON, ARE AVAILABLE, WITHOUT CHARGE, UPON REQUEST FROM FUNDS DISTRIBUTOR, INC., ATTENTION: J.P. MORGAN INSTITUTIONAL SERVICE FUNDS (800) 221-7930.

                                Table of Contents



                                                                    Page
General...............................................................1
Investment Objective and Policies.....................................1
Investment Restrictions..............................................11
Trustees and Officers................................................14
Investment Advisor...................................................18
Distributor..........................................................20
Co-Administrator.....................................................21
Services Agent.......................................................21
Custodian and Transfer Agent.........................................22
Shareholder Servicing................................................23
Service Organization.................................................23
Independent Accountants..............................................25
Expenses.............................................................25
Purchase of Shares...................................................25
Redemption of Shares.................................................26
Exchange of Shares...................................................27
Dividends and Distributions..........................................27
Net Asset Value......................................................27
Performance Data.....................................................28
Portfolio Transactions...............................................30
Massachusetts Trust..................................................31
Description of Shares................................................32
Special Information Concerning
Investment Structure.................................................34
Taxes................................................................35
Additional Information...............................................38
Appendix A - Description of Security Ratings........................A-1

GENERAL

         This Statement of Additional Information relates only to the J.P. Morgan Institutional Service Tax Exempt Money Market Fund (the "Fund"). The Fund is a series of shares of beneficial interest of the J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Fund, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund and should be read in conjunction with the Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio (the "Portfolio"), an open-end management investment company having the same investment objective as the Fund. The Fund invests in the Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

     The Portfolio is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor").

         Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan Guaranty Trust Company of New York, ("Morgan"), an affiliate of the Advisor, or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


INVESTMENT OBJECTIVE AND POLICIES


         The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve the objective by the Portfolio as set forth herein and in the Prospectus. Since the investment characteristics and experiences of the Fund correspond directly with those of the Portfolio, the discussion in this Statement of Additional Information focuses on the investments and investment policies of the Portfolio. Accordingly, references below to the Portfolio also include the Fund; similarly, references to the Fund also include the Portfolio unless the context requires otherwise.


         The Fund is designed for investors who seek to high current income consistent with the preservation of capital and same day liquidity from a portfolio of high quality money market instruments. The Fund's investment objective is maximize current income that is exempt from federal income tax consistent with the preservation of capital and same day liquidity. See "Taxes." The Fund attempts to achieve this objective by investing all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund.


         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. dollar-denominated securities described in this Statement of Additional Information that meet certain rating criteria, present minimal credit risks, have effective maturities of not more than thirteen months and earn interest wholly exempt from federal income tax in the opinion of bond counsel for the issuer. If attractive municipal obligations are not available, the Fund may hold cash rather than invest in taxable money market instruments. The Portfolio, however, may temporarily invest up to 20% of total assets in taxable securities in abnormal market conditions, for defensive purposes only. For purposes of this calculation, obligations that generate income that may be treated as a preference item for purposes of the alternative minimum tax shall not be considered taxable securities. See "Quality and Diversification Requirements." Interest on these securities may be subject to state and local taxes. For more detailed information regarding tax matters, including the applicability of the alternative minimum tax, see "Taxes."

Money Market Instruments

     A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

Tax Exempt Obligations

     The Fund may invest in tax exempt obligations to the extent consistent with the Fund's investment objective and policies. A description of the various types of tax exempt obligations which may be purchased by the Fund appears below. See "Quality and Diversification Requirements."

         Municipal Bonds. Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, by their political subdivisions and by duly constituted authorities and corporations. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities.

         Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

     Municipal  Notes.  Municipal notes are subdivided into three  categories of
short-term   obligations:   municipal  notes,  municipal  commercial  paper  and
municipal demand obligations.

         Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

         Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two types: variable rate demand notes and master demand obligations.

         Variable rate demand notes are tax exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes. Variable rate demand notes are valued at amortized cost; no value is assigned to the right of the Fund to receive the par value of the obligation upon demand or notice.

         Master demand obligations are tax exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. For a description of the attributes of master demand obligations, see "Money Market Instruments" above. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

         The Fund may purchase securities of the type described above if they have effective maturities within thirteen months. As required by regulation of the Securities and Exchange Commission (the "SEC"), this means that on the date of acquisition the final stated maturity (or if called for redemption, the redemption date) must be within thirteen months or the maturity must be deemed to be no more than 397 days because of a maturity shortening mechanism, such as a variable interest rate, coupled with a conditional or unconditional right to resell the investment to the issuer or a third party. See "Variable Rate Demand Notes" and "Puts." A substantial portion of the Fund's portfolio is subject to maturity shortening mechanisms consisting of variable interest rates coupled with unconditional rights to resell the securities to the issuers either directly or by drawing on a domestic or foreign bank letter of credit or other credit support arrangement. See "Foreign Investments."

         Puts. The Fund may purchase without limit municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. Such a right to resell is commonly known as a "put." The aggregate price for bonds or notes with puts may be higher than the price for bonds or notes without puts. Consistent with the Fund's investment objective and subject to the supervision of the Trustees, the purpose of this practice is to permit the Fund to be fully invested in tax exempt securities while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions, and to purchase at a later date securities other than those subject to the put. The principal risk of puts is that the writer of the put may default on its obligation to repurchase. The Advisor will monitor each writer's ability to meet its obligations under puts.

         Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor considers the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

         The Fund values any municipal bonds and notes which are subject to puts at amortized cost. No value is assigned to the put. The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires. The Board of Trustees would, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the SEC.

         Since the value of the put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the Fund's policy is to enter into put transactions only with municipal securities dealers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the municipal securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Advisor not to enter into put transactions with any dealer which in the judgment of the Advisor becomes more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

         The Trust has been advised by counsel that the Fund will be considered the owner of the securities subject to the puts so that the interest on the securities is tax exempt income to the Fund. Such advice of counsel is based on certain assumptions concerning the terms of the puts and the attendant circumstances.

  Taxable Investments

         The Fund attempts to invest its assets in tax exempt securities and when investments are not available, may hold cash or may invest to a limited extent in taxable securities. While the Fund does not currently intend to invest in taxable securities, in abnormal market conditions for defensive purposes only, it may invest up to 20% of the value of its total assets in securities, the interest income on which may be subject to federal, state or local income taxes. The taxable investments permitted for the Fund include obligations of the U.S. Government and its agencies and instrumentalities, bank obligations, commercial paper and repurchase agreements.

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate bonds, and other obligations described in the Prospectus or this Statement of Additional Information.

     U.S. Treasury Securities. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

         Additional  U.S.  Government  Obligations.   The  Fund  may  invest  in
  obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the

         Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         Bank Obligations. The Fund, unless otherwise noted in the Prospectus or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). The Fund may not invest in obligations of foreign branches of foreign banks. The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank.

         Commercial Paper. The Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and Morgan acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by Morgan or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Morgan, an affiliate of the Advisor, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by Morgan. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of Morgan to whom Morgan, in its capacity as a commercial bank, has made a loan.

         Repurchase Agreements. The Fund, unless otherwise noted in the Prospectus or below, may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Fund's Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than 397 days. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 397 days from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in the agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. The Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

         The Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including without limitation corporate bonds, and other obligations described in the Prospectus or this Statement of Additional Information.

  Additional Investments

         When-Issued  and Delayed  Delivery  Securities.  The Fund may  purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Investment Company Securities. Securities of other investment companies may be acquired by the Fund and Portfolio to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, the Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund or Portfolio bears directly in connection with its own operations.

         Reverse Repurchase Agreements. The Fund, unless otherwise noted in the Prospectus or below, may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

         Loans of Portfolio Securities. Subject to applicable investment restrictions, the Fund is permitted to lend its securities in an amount up to 33 1/3% of the value of the Fund's net assets. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. Loans of portfolio securities may be considered extensions of credit by the Fund. The risks to the Fund with respect to borrowers of its portfolio securities are similar to the risks to the Fund with respect to sellers in repurchase agreement transactions. See "Repurchase Agreements". The Fund will not lend its securities to any officer, Trustee, Director, employee or other affiliate of the Fund, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Illiquid Investments, Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 10% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Portfolio may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Portfolio. The price the Portfolio pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Advisor and approved by the Trustees. The Trustees will monitor the Advisor's implementation of these guidelines on a periodic basis.

         As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

         Synthetic Instruments. The Fund may invest in certain synthetic variable rate instruments. Such instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third part at par. Morgan will review the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Portfolio will be that of holding the long-term bond, which may require the disposition of the bond which could be at a loss. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond's tax exempt status, occur, then (i) the put will terminate, (ii) the risk to the Fund will be that of holding a long-term bond, and (iii) the disposition of the bond may be required which could be at a loss.

  Quality and Diversification Requirements

         The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act requirements require that with respect to 75% of the assets of the Fund are subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         At the time the Fund invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

         For purposes of diversification and concentration under the 1940 Act, identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if the bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guaranty is regarded as a separate security and treated as an issue of such guarantor. Since securities issued or guaranteed by states or municipalities are not voting securities, there is no limitation on the percentage of a single issuer's securities which the Fund may own so long as it does not invest more than 5% of its total assets that are subject to the diversification limitation in the securities of such issuer, except obligations issued or guaranteed by the U.S. Government. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. See "Investment Restrictions."

         In order to attain its objective of maintaining a stable net asset value, the Fund will limit its investments to securities that present minimal credit risks and securities (other than New York State municipal notes) that are rated within the highest rating assigned to short-term debt securities

         (or, in the case of New York State municipal notes, within one of the two highest ratings assigned to short-term debt securities) by at least two NRSROs or by the only NRSRO that has rated the security. Securities which originally had a maturity of over one year are subject to more complicated, but generally similar rating requirements. The Fund may also purchase unrated securities that are of comparable quality to the rated securities described above. Additionally, if the issuer of a particular security has issued other securities of comparable priority and security and which have been rated in accordance with the criteria described above that security will be deemed to have the same rating as such other rated securities.

         In addition, the Board of Trustees has adopted procedures which (i) require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of not more than thirteen months and (ii) require the Fund, in the event of certain downgrading of or defaults on portfolio holdings, to dispose of the holding, subject in certain circumstances to a finding by the Trustees that disposing of the holding would not be in the Fund's best interest.

         The credit quality of variable rate demand notes and other municipal obligations is frequently enhanced by various credit support arrangements with domestic or foreign financial institutions, such as letters of credit, guarantees and insurance, and these arrangements are considered when investment quality is evaluated. The rating of credit-enhanced municipal obligations by a NRSRO may be based primarily or exclusively on the credit support arrangement.

  INVESTMENT RESTRICTIONS

         The investment restrictions of the Fund and Portfolio are identical, unless otherwise specified. Accordingly, references below to the Fund also include the Portfolio unless the context requires otherwise; similarly, references to the Portfolio also include the Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust, with respect to the Fund, and, except as noted, by the Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever the Fund is requested to vote on a change in the fundamental investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Fund may not:

1. Borrow money, except from banks for temporary, extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's total assets, taken at cost at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets, provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund's while such borrowings are outstanding. This borrowing provision, for example, facilitates the orderly sale of portfolio securities in the event of abnormally heavy redemption requests or in the event of redemption requests during periods of tight market supply. This provision is not for leveraging purposes;

2. Invest more than 25% of its total assets in securities of governmental units located in any one state, territory, or possession of the United States. The Fund may invest more then 25% of its total assets in industrial development and pollution control obligations whether or not the users of facilities financed by such obligations are in the same industry;1

3. Purchase industrial revenue bonds if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of companies with fewer than three years of operating history;

     4. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer, provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund's. Each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member will be a separate issuer if the security is backed only by the assets and revenues of that issuer. If the security is guaranteed by another entity, the guarantor will be deemed to be the issuer. This limitation shall not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;2

5. Make loans, except through the purchase or holding of debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof except to the extent that securities subject to a demand obligation, stand-by commitments and puts may be purchased (see "Investment Objectives and Policies"); real estate; commodities; commodity contracts; or interests in oil, gas, or mineral exploration or development programs. However, the Fund may purchase municipal bonds, notes or commercial paper secured by interests in real estate;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delayed delivery;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act;

9.       Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

         The Tax Exempt Money Market Portfolio, except as noted below, has adopted substantially similar fundamental investment restrictions. Investment restrictions numbered 3, 7 and 8 above are non-fundamental for the Portfolio. The Portfolio's fundamental borrowing restriction allows the Portfolio to borrow to the extent permitted by law, currently 33-1/3% of total assets. The
Portfolio, however, has adopted a non-fundamental investment restriction limiting its borrowing ability to 10% of total assets. These differences are not expected to materially affect the management of the Portfolio.

         Non-Fundamental Investment Restriction. The investment restriction described below is not a fundamental policy of the Fund may be changed by their respective Trustees. This non-fundamental investment policy requires that the Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the Fund's net assets would be in investments that are illiquid.

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports

         With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Advisor may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, who are also the Trustees of the Portfolio, their business addresses, principal occupations during the past five years and dates of birth are set forth below.

     FREDERICK S. ADDY--Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, Texas 78746, and his date of birth is January 1, 1932.

     WILLIAM  G.  BURNS--Trustee;   Retired,  Former  Vice  Chairman  and  Chief
Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, Florida 32779, and his date of birth is November 2, 1932.

     ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, New Jersey 08540, and his date of birth is May 23, 1934.

         MATTHEW HEALEY3--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436, and his date of birth is August 23, 1937.

     MICHAEL P. MALLARDI--Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Charnwood Drive, Suffern, New York 10910, and his date of birth is March 17, 1934.

         The Trustees of the Trust are the same as the Trustees of the Portfolio. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, the Portfolio and the J.P. Morgan Funds up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 (adjusted as of April 1, 1997) for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to the Fund.

     Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 1997 are set forth below.

--------------------------------  ------------    -----------------------------


                                                   TOTAL TRUSTEE COMPENSATION
                                 AGGREGATE TRUSTEE ACCRUED BYTHE MASTER
                                 COMPENSATION      PORTFOLIOS(*), J.P. MORGAN
                                 PAID BY THE TRUST FUNDS, J.P. MORGAN SERIES
 NAME OF TRUSTEE                 DURING 1997       TRUST AND THE TRUST DURING
                                                   1997(***)
-------------------------------- ----------------- ---------------------------
-------------------------------- ----------------- ---------------------------

Frederick S. Addy, Trustee       $11,772.77       $72,500
-------------------------------- ------------     ---------------------------
-------------------------------- ------------     ---------------------------

William G. Burns, Trustee        $11,786.38       $72,500
-------------------------------- ------------     ---------------------------
-------------------------------- ------------     ---------------------------

Arthur C. Eschenlauer, Trustee   $11,786.38       $72,500
-------------------------------- ------------     ---------------------------
-------------------------------- ------------     ---------------------------

Matthew Healey, Trustee (**)     $11,786.38       $72,500
  Chairman and Chief Executive
  Officer
-------------------------------- ------------ ---------------------------------
-------------------------------- ------------ ---------------------------------

Michael P. Mallardi, Trustee     $11,786.38   $72,500
-------------------------------- ------------ ---------------------------------

(*) Includes the Portfolio and 19 other portfolios (collectively, the "Master Portfolios") for which JPMIM acts as investment adviser.

     (**) During 1997, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $147,500, contributed $22,100 to a defined contribution plan on his behalf and paid $20,500 in insurance premiums for his benefit.

     (***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the Trust and J.P. Morgan Series Trust) in the fund complex.

         The Trustees decide upon general policies and are responsible for overseeing the Trust's and Portfolio's business affairs. The Portfolio and the Trust have entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolio and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds (now the J.P. Morgan Family of Funds), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolio have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolio and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees.

     The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by the Fund and Portfolio during the indicated fiscal years are set forth below:


Fund -- For the period November 4, 1997 (commencement of operations) through the fiscal year ended August 31, 1998: $26.

Portfolio -- For the fiscal years ended August 31, 1996, 1997 and 1998: $62,310, $43,285 and $53,097.


Officers

         The Trust's and Portfolio's executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolio. The Trust and the Portfolio have no employees.

         The officers of the Trust and the Portfolio, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and the Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, Florida 33436. His date of birth is August 23, 1937.

     MARGARET W. CHAMBERS; Vice President and Secretary. Senior Vice President and General Counsel of FDI since April, 1998. From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray. Her date of birth is October 12, 1959.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies distributed or administered by FDI. Prior to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Assistant Department Manager of Treasury Services and Administration of FDI and an officer of certain investment companies distributed or administered by FDI. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. His date of birth is March 31, 1969.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Vice President and Senior Counsel of FDI and an officer of certain investment companies distributed or administered by FDI. From June 1994 to January 1996,

     Ms. Jacoppo-Wood was a Manager of SEC Registration at Scudder, Stevens & Clark, Inc. Prior to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Senior Associate General Counsel of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. Prior to April 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     KATHLEEN K. MORRISEY. Vice President and Assistant Secretary. Vice President and Assistant Secretary of FDI. Manager of Treasury Services
Administration and an officer of certain investment companies advised or administered by Montgomery Asset Management, L.P. and Dresdner RCM Global Investors, Inc., and their respective affiliates. From July 1994 to November 1995, Ms. Morrisey was a Fund Accountant II for Investors Bank & Trust Company. Prior to July 1994 she was a Finance student at Stonehill College in North Easton, Massachusetts. Her date of birth is July 5, 1972.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual and an officer of certain investment companies distributed or administered by FDI. Prior to August 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MARY JO PACE; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Pace serves in the Funds Administration group as a Manager for the Budgeting and Expense Processing Group. Prior to September 1995, Ms. Pace served as a Fund Administrator for Morgan Guaranty Trust Company of New York. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is March 13, 1966.

     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     STEPHANIE D. PIERCE; Vice President and Assistant Secretary. Vice President and Client Development Manager for FDI since April 1998. From April 1997 to March 1998, Ms. Pierce was employed by Citibank, NA as an officer of Citibank and Relationship Manager on the Business and Professional Banking team handling over 22,000 clients. Address: 200 Park Avenue, New York, New York 10166. Her date of birth is August 18, 1968.

     GEORGE A. RIO; President and Treasurer. Executive Vice President and Client Service Director of FDI since April 1998. From June 1995 to March 1998, Mr. Rio was Senior Vice President and Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, Mr. Rio was Director of Business Development for First Data Corporation. From September 1983 to May 1994, Mr. Rio was Senior Vice President & Manager of Client Services and

     Director of Internal Audit at The Boston Company. His date of birth is January 2, 1955.

     CHRISTINE ROTUNDO; Assistant Treasurer. Vice President, Morgan Guaranty Trust Company of New York. Ms. Rotundo serves in the Funds Administration group as a Manager of the Tax Group and is responsible for U.S. mutual fund tax matters. Prior to September 1995, Ms. Rotundo served as a Senior Tax Manager in the Investment Company Services Group of Deloitte & Touche LLP. Her address is 60 Wall Street, New York, New York 10260. Her date of birth is September 26, 1965.

INVESTMENT ADVISOR

         The Fund has not retained the services of an investment adviser because each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Portfolio. Subject to the supervision of the Portfolio's Trustees, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of Portfolio transactions and generally manages the Portfolio's investments. Effective October 1, 1998 the Portfolio's investment advisor is JPMIM. Prior to that date, Morgan was the Portfolio's investment advisor. JPMIM, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of approximately $275 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolio are not exclusive under the terms of the Advisory Agreement. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolio. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolio. See "Portfolio Transactions."

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmark for the Portfolio in which the Fund invests is currently IBC's Tax Exempt Money Fund Average.

        Morgan, also a wholly owned subsidiary of J.P. Morgan, is a bank holding company organized under the laws of the State of Delaware. Morgan, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. Morgan is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, Morgan offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         The Portfolio is managed by officers of the Advisor who, in acting for their customers, including the Portfolio, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreement, the Portfolio has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% of the Portfolio's average daily net assets in excess of $1 billion.


         The  Portfolio  paid  the  following   advisory  fees  to  Morgan,  the
Portfolio's advisor prior to October 1, 1998 for the fiscal years ended August 31, 1996, 1997 and 1998: $2,154,248, $2,267,159 and $2,710,567.


         The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See
"Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."

         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolio contemplated by the Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolio.

         If the Advisor were prohibited from acting as investment advisor to the Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

     Under separate agreements, Morgan provides certain financial, fund accounting and administrative services to the Trust and the Portfolio and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor. FDI is a wholly owned indirect subsidiary of Boston Institutional Group, Inc. FDI also serves as exclusive placement agent for the Portfolio. FDI currently provides administration and distribution services for a number of other investment companies.

         The Distribution Agreement shall continue in effect with respect to the Fund for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940
Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolio dated August 1, 1996, FDI also serves as the Trust's and the Portfolio's Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolio, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolio, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         FDI (i) provides office space, equipment and clerical personnel for maintaining the organization and books and records of the Trust and the Portfolio; (ii) provides officers for the Trust and the Portfolio; (iii) prepares and files documents required for notification of state securities administrators; (iv) reviews and files marketing and sales literature; (v) files Portfolio regulatory documents and mails Portfolio communications to Trustees and investors; and (vi) maintains related books and records.

         For its services under the Co-Administration Agreements, the Fund and Portfolio have agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and certain other investment companies subject to similar agreements with FDI.


         For the fiscal period November 4, 1997 (commencement of operations) through the fiscal year ended August 31, 1998, the Fund paid FDI $28 in administrative fees.

         The Portfolio paid the following administrative fees to FDI for the fiscal period August 1, 1996 through August 31, 1996 and the fiscal years ended August 31, 1997 and 1998: $2,284, $25,082 and $24,913. See the Prospectus and
below for applicable expense limitations.

         The Portfolio paid the following administrative fees to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolio prior to August 1, 1996) for the period September 1, 1995 through July 31, 1996: $110,848. See the Prospectus and below for applicable expense limitations.


SERVICES AGENT

         The Trust, on behalf of the Fund, and the Portfolio have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to the Fund and Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, the Fund and the Portfolio have agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% of the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996 with Morgan, the Portfolio paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. Prior to December 29, 1995, the Trust and the Portfolio had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of usual and customary expenses.


         The Fund incurred and Morgan waived its fee of $392 as Services Agent for the fiscal period November 4, 1997 (commencement of operations) through the fiscal year ended August 31, 1998. In addition, Morgan was reimbursed $72,455 of other expenses for the fiscal period indicated. See the Prospectus and below for applicable expense limitations.

         The Portfolio paid the following fees paid Morgan, net of fee waivers and reimbursements, as Services Agent for the fiscal years ended August 31, 1996, 1997 and 1998: $205,419, $397,340 and $502,654. See the Prospectus and
below for applicable expense limitations.


CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and the Portfolio's custodian and fund accounting agent and the Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. In addition, the Custodian has entered into subcustodian agreements on behalf of the Portfolio with Bankers Trust Company for the purpose of holding TENR Notes and with Bank of New York and Chemical Bank, N.A. for the purpose of holding certain variable rate demand notes. The custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a Service Organization. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; monitoring the activities of the Fund's transfer agent; and providing other related services.

         Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan for these services a fee at the annual rate (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.05%. Morgan acts as shareholder servicing agent for all shareholders.


         The Fund paid the following shareholder servicing fee to Morgan, net of fee waivers and reimbursements, for the period November 4, 1997 (commencement of operations) through the fiscal year ended August 31, 1998: $696. See the Prospectus and "Expenses" below for applicable expense limitations.


         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Fund and the Portfolio under the Services Agreements, and the activities of JPMIM in acting as Advisor to the Portfolio under the Investment Advisory Agreement may raise issues under these laws. However, JPMIM and Morgan believe that they may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Fund or the Portfolio might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

SERVICE ORGANIZATION

         The Trust, on behalf of the Fund, has adopted a service plan (the "Plan") with respect to the shares which authorizes the Fund to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of the Fund pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of the Fund attributable to or held in the name of such Service Organization for its customers (0.20% where J.P. Morgan acts as a service organization).

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 9, 1997. The Plan was approved by the initial shareholders of each Fund on June 3, 1997, remains in effect until July 10, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and Fund shareholders. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolio are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund and the Portfolio, assists in the preparation and/or review of the Fund's and the Portfolio's federal and state income tax returns and consults with the Fund and the Portfolio as to matters of accounting and federal and state income taxation.

EXPENSES


         In addition to the fees payable to Pierpont Group, Inc., JPMIM, Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator", "Distributor", "Services Agent" and "Shareholder Servicing" above, the Fund and the Portfolio are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, costs associated with their registration fees under federal securities laws, and extraordinary expenses applicable to the Fund or the Portfolio. For the Fund, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolio, such expenses also include custodian fees and brokerage expenses. For additional information regarding waivers or expense subsidies, see the Prospectus.

     J.P. Morgan has agreed that it will reimburse the Fund until further notice to the extent necessary to maintain the Fund's total operating expenses (which include expenses of the Fund and the Portfolio) at the annual rate of 0.45% of the Fund's average daily net assets. This limit does not cover extraordinary expenses. This reimbursement/waiver arrangement can be changed at any time after December 31, 1998 at the option of J.P. Morgan.


PURCHASE OF SHARES

         Method of Purchase. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as shareholder servicing agent for the customer. All purchase orders must be accepted by the Distributor. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

         References in the Prospectus and this Statement of Additional Information to customers of Morgan or a Service Organization include customers of their affiliates and references to transactions by customers with Morgan or a Service Organization include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of the Fund may make transactions in shares of the Fund.

         The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Portfolio;
(ii) be acquired by the Fund for investment and not for resale (other than for resale to the Portfolio); and (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a Service Organization, and the Service Organization may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus. Shareholders redeeming shares of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that it will be able to continue to do so, and in that case the net asset value of the Fund's shares might deviate from $1.00 per share.
Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" below.

         If the Trust, on behalf of the Fund, and the Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust, on behalf of the Fund, has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind.

         Further Redemption Information. Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the Fund must have received the shareholder's taxpayer identification number and address. In addition, if a shareholder sends a check for the purchase of fund shares and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check which may take up to 15 days. The Trust, on behalf of the Fund, and the Portfolio reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or
(iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from the Fund into shares of any other J.P. Morgan Institutional or J.P. Morgan mutual fund, without charge. An exchange may be made so long as after the exchange the investor has shares, in each fund in which he or she remains an investor, with a value of at least that fund's minimum investment amount. Shareholders should read the prospectus of the fund into which they are exchanging and may only exchange between fund accounts that are registered in the same name, address and taxpayer identification number. Shares are exchanged on the basis of relative net asset value per share. Exchanges are in effect redemptions from one fund and purchases of another fund and the usual purchase and redemption procedures and requirements are applicable to exchanges. Shareholders subject to federal income tax who exchange shares in one fund for shares in another fund may recognize capital gain or loss for federal income tax purposes. Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         The Fund declares and pays dividends and distributions as described in the Prospectus.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         The Fund computes its net asset value once daily on Monday through Friday as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the Fund and Portfolio would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Fund and the Portfolio may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. On any business day when the Public Securities

         Association ("PSA") recommends that the securities market close early, the Fund reserves the right to cease accepting purchase and redemption orders for same business day credit at the time PSA recommends that the securities market close. On days the Fund closes early, purchase and redemption orders received after the PSA-recommended closing time will be credited the next business day. The days on which net asset value is determined are the Fund's business days.

         The net asset value of the Fund is equal to the value of the Fund's investment in the Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolio in valuing its assets.

         The Portfolio's portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing the Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to the Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Fund. See "Taxes."

PERFORMANCE DATA

         From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

         Yield Quotations. As required by regulations of the SEC, current yield for the Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for the Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The tax equivalent yield is computed by first computing the yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes is determined. This portion of the yield is then divided by one minus the stated assumed federal income tax rate for individuals and then added to the portion of the yield that is not attributable to securities, the income of which was tax exempt.

         Below is set forth historical yield information for the periods indicated:


     The historical yield information of the Fund for the period ended August 31, 1998 is as follows: 7-day current yield: 2.85%; 7-day tax equivalent yield at 39.6% tax rate: 4.72%; 7-day effective yield: 2.89%.


         Total return quotations. Historical performance information for periods prior to the establishment of the Fund will be that of its related series of the J.P. Morgan Funds and will be presented in accordance with applicable SEC staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Funds (Registration Nos. 033-54632 and 811-07340) is incorporated herein by reference.

         The historical performance information shown below may reflect operating expenses which were lower than those of the Fund. These returns may be higher than would have occurred if an investment had been made during the periods indicated in the J.P. Morgan Institutional Service Tax Exempt Money Market Fund.


         Historical return information for the Fund's related series of the J.P. Morgan Funds for the period ended August 31, 1998 is as follows: Average annual total return, 1 year: 3.65%; Average annual total return, 5 years: 3.12%; average annual total return, 10 years: 3.73%; aggregate total return, 1 year:
3.65%; aggregate total return, 5 years:16.62%; aggregate total return, 10 years:44.17%.


         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         General. The Fund's performance will vary from time to time depending upon market conditions, the composition of the Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


         From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products

         (including,   but  not  limited  to,  qualified  retirement  plans  and
individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.


PORTFOLIO TRANSACTIONS

     The Advisor places orders for the Portfolio for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Portfolio. See "Investment Objectives and Policies."

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         Portfolio transactions for the Portfolio will be undertaken principally to accomplish the Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolio may engage in short-term trading consistent with its objective. See "Investment Objective and Policies -- Portfolio Turnover." The Portfolio will not seek profits through short-term trading, but the Portfolio may dispose of any portfolio security prior to its maturity if it believes such disposition is appropriate even if this action realizes profits or losses.

         In connection with portfolio transactions for the Portfolio, the Advisor intends to seek the best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolio has a policy of investing only in securities with maturities of not more than thirteen months, which will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments which the Portfolio makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolio.

         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of the Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for the Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of the Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolio will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds," and the Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of 23 series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see the Prospectus.


     As of October 31, 1998, the following owned of record more than 5% of the outstanding shares of the Fund: Bank of New York (71.91%); Hare & Co. (23.86%).

         The address of each owner listed above is c/o Morgan, 522 Fifth Avenue, New York, New York, 10036. As of the date of this Statement of Additional Information, the officers and Trustees as a group owned less than 1% of the shares of the Fund.


SPECIAL INFORMATION CONCERNING INVESTMENT STRUCTURE

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, the Fund is an open-end management investment company which seeks to achieve its investment objective by investing all of its investable assets in the Master Portfolio, a separate registered investment company with the same investment objective and policies as the Fund. Generally, when a Master Portfolio seeks a vote to change a fundamental investment restriction, its feeder fund(s) will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote.

         In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will bear a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio may sell shares of their own fund using a different pricing structure than the Fund. Such different pricing structures may result in differences in returns experienced by investors in other funds that invest in the Portfolio. Such differences in returns are not uncommon and are present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Morgan at (800) 766-7722.

         The Trust may withdraw the investment of the Fund from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective and restrictions in accordance with the investment policies with respect to the Portfolio described above and in the Fund's prospectus.



         Certain changes in the Portfolio's fundamental investment policies or restrictions, or a failure by the Fund's shareholders to approve such change in the Portfolio's investment restrictions, may require withdrawal of the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio which may or may not be readily marketable. The distribution in kind may result in the Fund having a less diversified portfolio of investments or adversely affect the Fund's liquidity, and the Fund could incur brokerage, tax or other charges in converting the securities to cash. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

         Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may subsequently experience higher pro rata operating expenses, thereby producing lower returns.

         Additionally, because the Portfolio would become smaller, it may become less diversified, resulting in potentially increased portfolio risk (however, these possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from a fund). Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Fund is requested to vote on matters pertaining to the Portfolio (other than a vote by the Fund to continue the operation of the Portfolio upon the withdrawal of another investor in the Portfolio), the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes proportionately as instructed by the Fund's shareholders. The Trust will vote the shares held by Fund shareholders who do not give voting instructions in the same proportion as the shares of Fund shareholders who do give voting instructions. Shareholders of the Fund who do not vote will have no affect on the outcome of such matters.

TAXES

         The following discussion of tax consequences is based on U.S. federal tax laws in effect on the date of this Prospectus. These laws and regulations are subject to change by legislative or administrative action.

         The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, investments of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

         The Fund intends to qualify to pay exempt-interest dividends to its shareholders by having, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consist of tax exempt securities. An exempt-interest dividend is that part of dividend distributions made by the Fund which is properly designated as consisting of interest received by the Fund on tax exempt securities. Shareholders will not incur any federal income tax on the amount of exempt-interest dividends received by them from the Fund, other than the alternative minimum tax under certain circumstances. In view of the Fund's investment policies, it is expected that a substantial portion of all dividends will be exempt-interest dividends, although the Fund may from time to time realize and distribute net short-term capital gains and may invest limited amounts in taxable securities under certain circumstances.


         Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions to corporate shareholders of the Fund are not eligible for the dividends received deduction. Distributions of net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. In general, long-term capital gain of an individual shareholder will be subject to a reduced rate of tax. Investors should consult their tax advisors concerning the treatment of capital gains and losses. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced by securities that are substantially identical to shares of the Fund within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.


         To maintain a constant $1.00 per share net asset value, the Trustees of the Trust may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of the Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where, if applicable, a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by the Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any distribution of net investment income or capital gains will have the effect of reducing the net asset value of Fund shares held by a shareholder by the same amount as the distribution. If the net asset value of the shares is reduced below a shareholder's cost as a result of such a distribution, the distribution, although constituting a return of capital to the shareholder, will be taxable as described above.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.
         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         State and Local Taxes. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Fund, J.P. Morgan or Service Organizations as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act and the 1940 Act and the Portfolio's registration statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The registration statements including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements.
Each such statement is qualified in all respects by such reference.


         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

The Year 2000 Initiative

         With the new millennium rapidly approaching, organizations are examining their computer systems to ensure they are year 2000 compliant. The issue, in simple terms, is that many existing computer systems use only two numbers to identify a year in the date field with the assumption that the first two digits are always 19. As the century is implied in the date, on January 1, 2000, computers that are not year 2000 compliant will assume the year is 1900. Systems that calculate, compare, or sort using the incorrect date will cause erroneous results, ranging from system malfunctions to incorrect or incomplete transaction processing. If not remedied, potential risks include business interruption or shutdown, financial loss, reputation loss, and/or legal liability.

         J.P. Morgan has undertaken a firmwide initiative to address the year 2000 issue and has developed a comprehensive plan to prepare, as appropriate, its computer systems. Each business line has taken responsibility for identifying and fixing the problem within its own area of operation and for addressing all interdependencies. A multidisciplinary team of internal and external experts supports the business teams by providing direction and firmwide coordination. Working together, the business and multidisciplinary teams have completed a thorough education and awareness initiative and a global inventory and assessment of J.P. Morgan's technology and application portfolio to understand the scope of the year 2000 impact at J.P. Morgan. J.P. Morgan presently is renovating and testing these technologies and applications in partnership with external consulting and software development organizations, as well as with year 2000 tool providers. J.P. Morgan is on target with its plan to substantially complete renovation, testing, and validation of its key systems by year-end 1998 and to participate in industry-wide testing (or streetwide testing) in 1999. J.P. Morgan is also working with key external parties, including clients, counterparties, vendors, exchanges, depositories, utilities, suppliers, agents and regulatory agencies, to stem the potential risks the year 2000 problem poses to J.P. Morgan and to the global financial community.

                  Costs associated with efforts to prepare J.P. Morgan's systems for the year 2000 approximated $95 million in 1997. In 1998, J.P. Morgan will continue its efforts to prepare its systems for the year 2000. The total cost to become year-2000 compliant is estimated at $250 million, for internal systems renovation and testing, testing equipment, and both internal and external resources working on the project. Remaining costs will be incurred primarily in 1998. The costs associated with J.P. Morgan becoming year-2000 compliant will be borne by J.P. Morgan and not the Fund nor the Portfolio.




FINANCIAL STATEMENTS


         The financial statements and the report thereon of PricewaterhouseCoopers LLP are incorporated herein by reference from the Fund's August 31, 1998 annual report filing made with the SEC on October 30, 1998 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0001047469-98-038755). The financial statements are available without charge upon request by calling J.P. Morgan Funds Services at (800) 766-7722. The Fund's financial statements include the financial statements of the Portfolio.

APPENDIX A
Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

     AAA - Debt rated AAA have the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

     A - Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Commercial Paper, including Tax Exempt

     A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest. MOODY'S

Corporate and Municipal Bonds

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax Exempt Notes

MIG-1             - The short-term  tax-exempt  note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

--------
         1Pursuant to an interpretation of the staff of the SEC, the Fund may not invest more than 25% of its assets in industrial development bonds in projects of similar type or in the same state. The Fund shall comply with this interpretation until such time as it may be modified by the staff of the SEC.

         2For purposes of interpretation of Investment Restriction No. 4 "guaranteed by another entity" includes credit substitutions, such as letters of credit or insurance, unless the Advisor determines that the security meets the Fund's credit standards without regard to the credit substitution.



         3Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Healey is also an "interested person" (as defined in the 1940 Act) of the advisor due to his son's affiliation with JPMIM.

                                     PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:

Financial Highlights: J.P. Morgan Institutional Tax Exempt Money Market Fund
                      J.P. Morgan Institutional Prime Money Market Fund
                      J.P. Morgan Institutional Federal Money Market Fund
                      J.P. Morgan Institutional Treasury Money Market Fund
                 J.P. Morgan Institutional Service Tax Exempt Money Market Fund
                      J.P. Morgan Institutional Service Prime Money Market Fund
                    J.P. Morgan Institutional Service Federal Money Market Fund J.P. Morgan Institutional Service Treasury Money Market Fund

The following financial statements are incorporated by reference into Part B:

J.P. MORGAN INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
Statement of Assets and Liabilities at August 31, 1998
Statement of Operations for the fiscal year ended August 31, 1998
Statement of Changes in Net Assets for the fiscal years ended August 31, 1998 and 1997 Financial Highlights
Notes to Financial Statements August 31, 1998

J.P. MORGAN INSTITUTIONAL SERVICE TAX EXEMPT MONEY MARKET FUND
Statement of Assets and Liabilities at August 31, 1998
Statement of Operations for the fiscal year ended August 31, 1998
Statement of Changes in Net Assets for the fiscal years ended August 31, 1998 and 1997 Financial Highlights
Notes to Financial Statements August 31, 1998

THE TAX EXEMPT MONEY MARKET PORTFOLIO Schedule of Investments at August 31, 1998 Statement of Assets and Liabilities at August 31, 1998
Statement of Operations for the fiscal year ended August 31, 1998
Statement of Changes in Net Assets for the fiscal years ended August 31, 1998 and 1997 Supplementary Data
Notes to Financial Statements August 31, 1998

(b) Exhibits

Exhibit Number

     1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     1(a). Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

     1(b). Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     1(c). Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     1(d). Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     1(e). Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

     2. Restated By-Laws of Registrant.*

     4. Form of Share Certificate.*

     6. Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").*

     8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

     9(a). Co-Administration Agreement between Registrant and FDI.*

     9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty").**

     9(c). Transfer Agency and Service Agreement between Registrant and State Street.*

     9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

     9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

     9(f).  Service  Plan with  respect to  Registrant's  Service  Money  Market
Funds.**

     10. Opinion and consent of Sullivan & Cromwell.*

     11. Consents of independent accountants. (filed herewith)

     13. Purchase agreements with respect to Registrant's initial shares.*

     16. Schedule for computation of performance quotations.*

     18. Powers of Attorney were filed as Exhibit No. 18 to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     27. Financial Data Schedules. (filed herewith)

-------------------------

     * Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

     ** Incorporated  herein by reference to Post-Effective  Amendment No. 33 to
the   Registration   Statement  filed  on  April  30,  1997  (Accession   Number
00001016964-97-000059).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of October 31, 1998.

J.P. Morgan Institutional Prime Money Market Fund: 557
J.P. Morgan Institutional Federal Money Market Fund: 265
J.P. Morgan Institutional Bond Fund: 246
J.P. Morgan Institutional Diversified Fund: 112
J.P. Morgan Institutional U.S. Small Company Fund: 551
J.P. Morgan Institutional International Equity Fund: 369
J.P. Morgan Institutional Emerging Markets Equity Fund: 402
J.P. Morgan Institutional International Bond Fund: 48
J.P. Morgan Institutional Short Term Bond Fund: 76
J.P. Morgan Institutional U.S. Equity Fund: 195
J.P. Morgan Institutional Tax Exempt Money Market Fund: 478
J.P. Morgan Institutional Tax Exempt Bond Fund: 346
J.P. Morgan Institutional New York Tax Exempt Bond Fund: 123
J.P. Morgan Institutional European Equity Fund: 58
J.P. Morgan Institutional Disciplined Equity Fund: 230
J.P. Morgan Institutional International Opportunities Fund: 412 J.P. Morgan Institutional Global Strategic Income Fund: 200
J.P. Morgan Institutional Treasury Money Market Fund: 56
J.P. Morgan Institutional Service Prime Money Market Fund: 146 J.P. Morgan Institutional Service Federal Money Market Fund: 41 J.P. Morgan Institutional Service Tax Exempt Money Market Fund: 22 J.P. Morgan Institutional Service Treasury Money Market Fund: 116 J.P. Morgan Institutional Bond Fund - Ultra: 23

ITEM 27.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

     FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of November, 1998.

J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/ Michael S. Petrucelli
         --------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 27, 1998.

George A. Rio*
------------------------------
George A. Rio
President and Treasurer
Officer of the Portfolios

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee


*By      /s/ Michael S. Petrucelli
         --------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                   SIGNATURES

The Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of the J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 27th day of November, 1998.

THE TAX EXEMPT MONEY MARKET PORTFOLIO

By       /s/ Michael S. Petrucelli
         --------------------------
         Michael S. Petrucelli
         Vice President and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on November 27, 1998.


George A. Rio*
------------------------------
George A. Rio
President and Treasurer
Officer of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

* By     /s/ Michael S. Petrucelli
         --------------------------
         Michael S. Petrucelli
         as attorney-in-fact pursuant to a power of attorney previously filed

                                INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------     ----------------------
EX-11                      Consents of Independent Accountants

EX-27.1-27.24              Financial Data Schedules